As filed with the Securities and Exchange Commission on April 29, 2009

File No. 33-98310
811-09114

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 21

(check appropriate box or boxes)

THE NEEDHAM FUNDS, INC.
(Exact name of Registrant as Specified in Charter)

445 Park Avenue
New York, New York 10022
(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:  (212) 371-8300

Copy to:

Glen W. Albanese	William H. Bohnett
The Needham Funds, Inc.	Fulbright & Jaworski L.L.P.
445 Park Avenue	666 Fifth Avenue
New York, New York 10022	New York, NY 10103

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable, following effectiveness of this filing.

It is proposed that this filing will become effective (check appropriate box):

☐                                    immediately upon filing pursuant to paragraph (b)

☒                                  on May 1, 2009 pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

THE NEEDHAM FUNDS, INC.

NEEDHAM GROWTH FUND

NEEDHAM AGGRESSIVE GROWTH FUND

NEEDHAM SMALL CAP GROWTH FUND

445 Park Avenue
New York, New York 10022-2606
1-800-625-7071

PROSPECTUS

May 1, 2009

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Risk/Return Summary	1

Bar Charts and Performance Table	3

Fees and Expenses of the Funds	7

Investment Objectives, Principal Strategies, Policies and Risks	9

Risk Factors	15

Portfolio Holdings	17

Investment Adviser	17

Portfolio Managers	18

Management of the Funds	18

Distribution Arrangements	19

Net Asset Value	20

How to Purchase Shares	21

Exchanges	22

Transfer on Death Registration	22

Automatic Investment Program	22

Anti-Money Laundering Compliance	23

How to Redeem Shares	23

Telephone Redemptions/Exchanges	24

Additional Information on Redemptions	24

Shareholder Services	25

Tax Status, Dividends and Distributions	26

Administrator, Shareholder Servicing Agent and Transfer Agent	26

Custodian	27

Additional Information	27

Financial Highlights	28

Risk/Return Summary

Investment Goals:  The Growth Fund seeks long-term, tax-efficient capital appreciation by investing primarily in the equity securities of growth companies with superior long-term growth rates at value prices.

  The Aggressive Growth Fund seeks long-term, tax-efficient capital appreciation by investing primarily in the equity securities of public companies with strong, above-average prospective long-term growth rates.

  The Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation by investing primarily in the equity securities of smaller growth companies which are trading at a discount to their underlying value yet have the potential for superior long-term growth.

Principal Investment Strategies:  Under normal conditions, the Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Fund invests, in general, in stocks from a variety of industries, including the healthcare, technology, specialty retailing, oil services and industrial, media/leisure/cable/entertainment and business and consumer services industries. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations.

  Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Fund will invest, in general, in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Fund will invest in companies of all sizes, the Fund's investment strategy may require it to often invest in smaller companies. The Fund will focus on healthcare, technology, business and consumer services, media, communications, financial and energy company stocks, but will invest in companies in any industry that fits its profile.

  Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding (i) $2 billion, or (ii) the highest market capitalization in the Russell 2000® Index, if greater. As of March 31, 2009, the highest market capitalization in the Russell 2000® Index was $4.059 billion. The Fund will invest, in general, in companies with strong growth potential that, for a variety of reasons, including the market's inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to eliminate that discount.

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Risk/Return Summary

Principal Investment Risks:  The Growth Fund, the Aggressive Growth Fund and the Small Cap Fund (each a "Fund," collectively the "Funds") invest primarily in equity securities that fluctuate in value. Political and economic news can influence market wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Funds often invest in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. None of the Funds is a "diversified" fund within the meaning of the Investment Company Act of 1940. Therefore, each Fund may invest its assets in a relatively small number of issuers, thus making an investment in a Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Funds. Loss of money is a risk of investing in the Funds.

Who Should Invest in the Funds:  The Funds are not intended to provide a balanced investment program. The Funds are most suitable for an investor who is willing to accept a higher degree of risk than is present in many fixed-income or certain other equity mutual funds.

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Bar Charts and Performance Table

The bar charts and table that follow indicate the risks of investing in the Funds. The bar charts show changes in the performance of the Funds' shares from year to year. The table following the bar charts shows how the Funds' average annual returns for the listed periods compare to those of comparable indices.

The bar charts and table assume that all dividends and distributions are reinvested in the Funds. The Funds' past performance (before and after taxes) does not necessarily indicate how the Funds will perform in the future.

Growth Fund

Total return as of 12/31 for each year

Figure 1

During the ten-year period shown in the above chart, the highest quarterly return was 36.85% (for the quarter ended December 31, 1999) and the lowest quarterly return was (26.10)% (for the quarter ended December 31, 2008).

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Aggressive Growth Fund

Total return as of 12/31 for each year

Figure 2

The Aggressive Growth Fund commenced operations on September 4, 2001. Its non-annualized total return from inception through December 31, 2001 was 12.30%.

During the period shown in the above chart, the highest quarterly return was 15.04% (for the quarter ended December 31, 2004) and the lowest quarterly return was (15.26)% (for the quarter ended December 31, 2008).

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Small Cap Growth Fund

Total return as of 12/31 for each year

Figure 3

The Small Cap Growth Fund commenced operations on May 22, 2002. Its non-annualized total return from inception through December 31, 2002 was 3.80%.

During the period shown in the above chart, the highest quarterly return was 34.71% (for the quarter ended June 30, 2003) and the lowest quarterly return was (17.42)% (for the quarter ended December 31, 2008).

Average annual total returns for the periods ended December 31, 2008

The following table shows each Fund's average annual returns (before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2008. The index information is intended to permit you to compare the Funds' performance to several broad measures of market performance. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in each Fund. The Funds' "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The "Return After Taxes on Distributions and Redemption" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Redemption" may be greater than the "Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

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Average annual total returns for the periods ended December 31, 2008

	1 Year	5 Years	10 Years	Life of Fund
Growth Fund(1)
Return Before Taxes	(40.41)%	(2.48)%	7.27%	11.75%
Return After Taxes on Distributions	(40.91)%	(3.17)%	6.29%	10.33%
Return After Taxes on Distributions and Redemption	(25.58)%	(1.81)%	6.38%	10.12%
Comparative Indices (reflect no deduction for fees, expenses or taxes)
S&P 500 Index*	(37.00)%	(2.19)%	(1.38)%	4.77%
NASDAQ Composite Index*	(39.98)%	(3.95)%	(2.71)%	3.68%
S&P 400 MidCap Index*	(36.23)%	(0.08)%	4.45%	8.53%
Russell 2000 Index*	(33.79)%	(0.88)%	3.07%	4.99%
Aggressive Growth Fund(2)
Return Before Taxes	(27.60)%	2.83%	N/A	4.23%
Return After Taxes on Distributions	(28.44)%	1.42%	N/A	3.13%
Return After Taxes on Distributions and Redemption	(16.85)%	2.16%	N/A	3.38%
Comparative Indices (reflect no deduction for fees, expenses or taxes)
S&P 500 Index*	(37.00)%	(2.19)%	N/A	(0.69)%
NASDAQ Composite Index*	(39.98)%	(3.95)%	N/A	1.36%
Russell 2000 Index*	(33.79)%	(0.88)%	N/A	4.29%
Small Cap Growth Fund(3)
Return Before Taxes	(23.42)%	(1.72)%	N/A	6.79%
Return After Taxes on Distributions	(24.80)%	(3.62)%	N/A	5.22%
Return After Taxes on Distributions and Redemption	(13.49)%	(1.10)%	N/A	6.23%
Comparative Indices (reflect no deduction for fees, expenses or taxes)
S&P 500 Index*	(37.00)%	(2.19)%	N/A	(0.62)%
NASDAQ Composite Index*	(39.98)%	(3.95)%	N/A	0.32%
Russell 2000 Index*	(33.79)%	(0.88)%	N/A	1.69%

(1)  The Growth Fund commenced operations on January 1, 1996.

(2)  The Aggressive Growth Fund commenced operations on September 4, 2001.

(3)  The Small Cap Growth Fund commenced operations on May 22, 2002.

*  The index is an unmanaged index that does not include fees and expenses. Investors may not invest directly in the index.

The average annual returns shown in the above table are historical and reflect changes in share price and reinvested dividends and are net of expenses. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Funds' Adviser has absorbed certain expenses of the Funds, without which returns in the bar charts and table would have been lower.

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Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

	Growth Fund		Aggressive Growth Fund		Small Cap Growth Fund
Shareholder Fees (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases	None		None		None
Maximum Deferred Sales Charge (Load)	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None		None		None
Short-Term Redemption Fee (as a % of amount redeemed) on shares held less than 60 days	2.00	%(2)	2.00	%(2)	2.00	%(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.25%		1.25%		1.25%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses
Dividends on Short Positions and Interest Expense	0.01%		0.01%		0.01%
All Remaining Other Expenses	0.53%		1.12%		2.06%
Total Other Expenses	0.54%		1.13%		2.07%
Acquired Fund Fees and Expenses(3)	0.02%		0.02%		0.05%
Total Annual Fund Operating Expenses(4)	2.06%		2.65%		3.62%
Fee Waiver and Expense Reimbursement(4)	None		0.12%		1.06%
Net Annual Fund Operating Expenses(4)	2.06%		2.53%		2.56%

(1)  A fee of $7.50 is charged for each redemption by wire.

(2)  There is no short-term redemption fee charged when shares redeemed were acquired as a result of reinvested dividends. See "Additional Information on Redemptions."

(3)  Acquired fund fees and expenses are not fees and expenses that are incurred directly by a Fund, but are expenses of investment companies in which a Fund invests. These fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of each Fund.

(4)  The Adviser has entered into agreements with the Funds whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividend on short positions, acquired fund fees and expenses and extraordinary items) of, (i) the Growth Fund in an amount that limits annual operating expenses to not more than 2.00% of the average daily net assets of the Growth Fund and (ii) the Aggressive Growth Fund and the Small Cap Growth Fund in an amount that limits annual operating expenses to not more than 2.50% of the average daily net assets of each of the Aggressive Growth Fund and the Small Cap Growth Fund. The agreement with respect to the Growth Fund is effective for the period from January 1, 2009 through December 31, 2009. The agreement with respect to the Aggressive Growth Fund and the Small Cap Growth Fund is effective for the period from January 1, 2009 through December 31, 2009 and shall continue in effect from year to year thereafter only upon mutual agreement of the Funds and the Adviser.

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Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. The example also assumes that each Fund's respective operating expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$209	$646	$1,108	$2,390
	1 Year	3 Years	5 Years	10 Years
Aggressive Growth Fund	$256 *	$812	$1,394	$2,973
	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund	$259 *	$1,008	$1,778	$3,799

*  based on net annual Fund operating expenses

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Investment Objectives, Principal Strategies, Policies and Risks

The Growth Fund seeks to create long-term, tax-efficient capital appreciation for its shareholders by investing in the equity securities of public companies with above-average prospective long-term growth rates. These above-average growth rates are exhibited by companies at the vortex of rapid and fundamental changes in the world economy resulting from technological or demographic change. In this manner, the Growth Fund seeks to build wealth for long-term investors. The Growth Fund strives for maximum tax efficiency by balancing gains and losses. The central premise of the Growth Fund's investment style is growth, but more specifically, "Growth At a Reasonable Price" or "GARP." This style has become more popular as the markets have exhibited unprecedented levels of volatility and as investors have come to understand some of the dangers and disadvantages of momentum investing.

The Growth Fund generally seeks to invest in companies which exhibit the following characteristics:

•  Long-Term Values. In the short term, equity markets often incorrectly value stocks. Good companies are often undervalued based on short-term factors such as a disappointing quarter that is not representative of the strength of the business, undue general or industry-specific pessimism, institutions wishing to exit the stock in size or a lack of knowledge and support for the stock. The Growth Fund believes that these undervalued situations represent buying opportunities. Real underlying value does eventually assert itself.

•  Strong Growth Potential. The Growth Fund invests in companies that are likely to be beneficiaries of long-lasting economic trends resulting from fundamental technological change.

•  Strong, Incentivized Management Team. The Growth Fund focuses on the quality of a company's management team because it believes that management is the most critical element in determining the success of a business.

•  High Operating Margins. The Growth Fund will concentrate on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Growth Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company's products and services have a high perceived value to its customers. High operating margins are often indicative of companies with strong execution capabilities and provide companies with the financial flexibility to invest for future growth.

The Growth Fund utilizes the following principal investment strategy:

•  Investment in Equity Securities. Under normal conditions, the Growth Fund invests at least 65% of its total assets in the equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The balance of the Growth Fund's assets may be held in cash or invested in other securities, including other domestic and foreign equity securities, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various debt instruments. In selecting equity investments for the Growth Fund, the Adviser seeks to identify companies in a variety of industries, including but not limited to the technology, healthcare, business and consumer services, media, communications, financial, energy and industrial industries, which it believes will achieve superior growth rates based on its market research and company analysis. When investing in technology, the Adviser focuses on product cycles and unit growth. When investing in healthcare, the Adviser focuses heavily on demographic, regulatory and lifestyle trends. The Adviser will consider overall growth prospects, financial conditions, competitive positions, technology, research and development, productivity, labor costs, raw materials costs and

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sources, competitive operating margins, return on investment, managements and various other factors.

The Aggressive Growth Fund seeks to create long-term, tax-efficient capital appreciation for its shareholders by investing in the equity securities of public companies with above-average prospective growth rates. While focusing on capital appreciation, the Aggressive Growth Fund also seeks tax efficiency and lowered risk exposure through the use of hedging instruments such as short selling and options. Typically, these above-average growth rates are exhibited by companies addressing the challenges of rapid and fundamental changes in the world economy resulting from demographic, political and technological change. In this manner, the Aggressive Growth Fund seeks to build wealth for long-term investors. The Aggressive Growth Fund strives to balance tax efficiency with the inherent volatility in rapid growth markets and industries. The central premise of the Aggressive Growth Fund's investment style is growth, but more specifically to move early into emerging areas of rapid growth, to stay with the leaders in established growth markets and to exit or short areas and/or companies that the Aggressive Growth Fund believes can no longer sustain strong, above-average growth profitability.

The Aggressive Growth Fund generally seeks to invest in companies which exhibit the following characteristics:

•  Strong Growth Potential. The Aggressive Growth Fund seeks markets and industries with strong growth potential. Finding the areas with the greatest unmet needs leads one to the companies attempting to satisfy those needs, and often delivers strong growth opportunities. The Aggressive Growth Fund concentrates on market and industry niche opportunities with large, multiyear growth prospects.

•  Market Leaders. The Aggressive Growth Fund will focus on the leaders in these growth markets which often garner a disproportionate share of the positive financial returns. The Aggressive Growth Fund seeks to identify these leaders as they are emerging and before they are widely recognized. At times, this may require investing in private companies in various stages of development, subject to the investment restrictions set forth in this Prospectus and in the Statement of Additional Information. In selecting private companies for initial or continued inclusion in the Aggressive Growth Fund, the Fund shall employ the same investment strategies and standards used when selecting a publicly-held company.

•  High Operating Margins. The Aggressive Growth Fund will concentrate on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Aggressive Growth Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company's products and services have a high perceived value to its customers. High operating margins are also often indicative of companies with strong execution capabilities and provide companies with the financial flexibility to invest for future growth.

•  Long-Term, Sustainable Growth. The Aggressive Growth Fund will focus on the sustainability of strong growth, not just the absolute rate of change. The Aggressive Growth Fund considers the best growth stocks to be those that can sustain strong growth over long periods of time. Many companies can grow rapidly over short periods of time; far fewer have the resources, positioning and execution abilities to deliver superior growth records over time.

•  Companies Addressing Unmet Needs. The Aggressive Growth Fund will invest in a company in any industry or geographic market where it believes that a company's new or differentiated product or service is addressing a substantially unmet need. Most high growth companies are in high growth markets, but others arise in mature sectors of the economy where new products and services, particularly those that are technologically driven, present new growth opportunities. The Aggressive Growth Fund seeks to diversify among industries to moderate risk but will not do so at the expense of limiting growth opportunities.

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•  Strong Management Strategy and Performance. Quality of management and balance sheets will play key roles in the Fund's investment decision process. A key part of sustainability is having the managerial and financial resources to fund strong growth. Balance sheet trends are also an important indicator as to the health of a business. Beyond a management's historical performance record, the Aggressive Growth Fund focuses on the overall strategic vision and tactical decisions in assessing a company's growth potential.

The Aggressive Growth Fund utilizes the following principal investment strategy:

•  Investment in Equity Securities. Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in the equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The balance of the Aggressive Growth Fund's assets may be held in cash or invested in other securities, including other domestic and foreign equity securities, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various debt instruments. In selecting equity investments for the Aggressive Growth Fund, the Adviser seeks to identify companies in a variety of industries, including but not limited to the technology, healthcare, business and consumer services, media, communications, financial, energy and industrial industries, which it believes will achieve superior growth rates based on its market research and company analysis. When investing in technology, the Adviser focuses on product cycles and unit growth. When investing in healthcare, the Adviser focuses heavily on demographic, regulatory and lifestyle trends. The Adviser will consider overall growth prospects, financial conditions, competitive positions, technology, research and development, productivity, labor costs, raw materials costs and sources, competitive operating margins, return on investment, managements and various other factors.

The Small Cap Growth Fund seeks to create long-term, tax-efficient capital appreciation for its shareholders by investing primarily in the equity securities of smaller public companies with strong, above-average prospective long-term growth rates. Typically, these above-average growth rates are exhibited by companies addressing the challenges of rapid and fundamental changes in the world economy resulting from demographic, political and technological change. In this manner, the Small Cap Growth Fund seeks to build wealth for long-term investors. The Small Cap Growth Fund strives to balance tax efficiency with the inherent volatility in rapid growth markets and industries. The central premise of the Small Cap Growth Fund's investment style is growth, more specifically, growth stocks trading at a discount to their underlying value where a catalyst is in place to eliminate the discount through acceleration of revenues and earnings over a period of twelve months or more.

The Small Cap Growth Fund generally seeks to invest in companies which exhibit the following characteristics:

•  Strong, Incentivized Management Team. The Small Cap Growth Fund focuses, above all, on the quality and capability of a company's management team because it believes that management is the most critical element in determining the success of a business. The Small Cap Growth Fund also focuses on management's ownership of the company's stock and what appropriate stock option plans are in place to incentivize all levels of management at the company.

•  No Financial Leverage. The Small Cap Growth Fund strongly prefers companies that take risks in their business and not on their balance sheet. The Small Cap Growth Fund prefers to invest in small cap companies that are debt free. The Small Cap Growth Fund believes that financing availability for small cap companies is so limited that to add leverage to the balance sheet is both unwise and unacceptable.

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•  Coherent, Well-Thought-Out Strategy. The Small Cap Growth Fund seeks companies that have well-defined plans to penetrate their markets and to grow their businesses. The company's management must be able to articulate that strategy to its shareholders and the investment community.

•  Strong, Long-Term Growth Potential. The Small Cap Growth Fund seeks markets and industries with strong growth potential. Finding the areas with the greatest unmet needs leads one to the companies attempting to satisfy those needs, and often delivers strong growth opportunities. The Small Cap Growth Fund concentrates on market and industry niche opportunities with large, multiyear growth prospects.

•  Market Leaders. The Small Cap Growth Fund will focus on the leaders in these growth markets which often garner a disproportionate share of the positive financial returns. The Small Cap Growth Fund seeks to identify these leaders as they are emerging or re-emerging and before the changes for the better are widely recognized. At times, this may require investing in private companies in various stages of development, subject to the investment restrictions set forth in this Prospectus and in the Statement of Additional Information. In selecting private companies for initial or continued inclusion in the Small Cap Growth Fund, the Fund shall employ the same investment strategies and standards used when selecting a publicly-held company.

•  High Operating Margins. The Small Cap Growth Fund will concentrate on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Small Cap Growth Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company's products and services have a high perceived value to its customers. High operating margins are also often indicative of companies with strong execution capabilities and provide companies with the financial flexibility to invest for future growth.

•  Companies Addressing Unmet Needs. The Small Cap Growth Fund will invest in companies that are developing new or differentiated products or services to address a substantially unmet need. Some high growth companies arise in mature sectors of the economy where new products and services, particularly those that are technologically driven, present new growth opportunities. The Small Cap Growth Fund seeks to diversify among industries to moderate risk but will not do so at the expense of limiting growth opportunities.

The Small Cap Growth Fund utilizes the following principal investment strategies:

•  Investment in Equity Securities. Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding (i) $2 billion, or (ii) the highest market capitalization in the Russell 2000® Index, if greater. As of March 31, 2009, the highest market capitalization in the Russell 2000® Index was $4.059 billion. The balance of the Small Cap Growth Fund's assets may be held in cash or invested in other securities, including equity securities of larger companies, foreign securities, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various corporate debt instruments. In selecting equity investments for the Small Cap Growth Fund, the Adviser seeks to identify companies in a variety of industries, including but not limited to the technology, healthcare, business and consumer services, media, communications, financial, energy and industrial industries, which it believes will achieve superior growth rates based on its market research and company analysis. When investing in technology, the Adviser focuses on product cycles and unit growth. When investing in healthcare, the Adviser focuses heavily on demographic, regulatory and lifestyle trends. The Adviser will consider overall growth prospects, financial conditions, competitive positions, technology, research and development, productivity, labor

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costs, raw materials costs and sources, competitive operating margins, return on investment, managements and various other factors.

•  Focus on Long-Term Values. In the short term, equity markets often incorrectly value stocks. Good companies are often undervalued based on short-term factors such as a disappointing quarter for the company not representative of the strength of the business, undue general or industry-specific pessimism, institutions wishing to exit the stock in size or a lack of knowledge and support of the stock. The Small Cap Growth Fund believes that these undervalued situations represent buying opportunities. Lower quality companies are often overvalued based on short-term factors such as inordinate optimism about a new industry or technology, aggressive forecasts, investment banks promoting their clients, an earnings spike, momentum investors driving up prices or accounting gimmicks. These overvalued situations represent opportunities for short selling as, in the long term, real underlying value does eventually assert itself.

•  Portfolio Turnover. The Small Cap Growth Fund's annual portfolio turnover rate may exceed 100%.

The following principal investment strategies are common to each of the Needham Funds:

•  Fundamental Company and Market Analysis. The Funds rely foremost on fundamental company and market analysis and secondarily on macroeconomic analysis, including trends in GDP, interest rates and inflation, to arrive at investment decisions. The Funds put a premium on in-depth company and industry analysis. The Fund managers intend to visit frequently with company managements, attend trade shows and other industry conferences and develop other sources of independent insight. The Funds track key economic and political events as they affect the relative attractiveness and growth prospects of the portfolio companies. However, given the uneven history of economic forecasting and the fact that many of the best growth companies can continue to grow even in a challenging economic environment, the Funds will rely foremost on finding the best positioned companies and not on market-timing.

•  Disciplined Approach to Valuation. The Funds seek to enhance shareholder returns with a disciplined approach to valuations, both relative and absolute. Since the markets' valuations fluctuate due to many factors, including economic and political uncertainties, inflation perceptions and competition from other asset classes, the Funds look to value stocks both relative to the market and relative to other growth companies, seeking to pay the least for the most amount of sustainable growth. While growth stocks have generally carried high relative valuations to the market, even the best of growth companies can become overvalued. The Funds will seek to find growth stocks typically trading at a discount, not a premium, to the market. However, the Funds intend to sell any holding if the absolute level of valuation, in their opinion, outstrips the growth potential of that company.

•  Non-Diversification and Concentration on Particular Market Sectors. The Funds are "non-diversified" for purposes of the Investment Company Act of 1940, and so have the flexibility to invest their assets in the securities of fewer issuers than if they were "diversified." To the extent the Funds invest a significant portion of their assets in a few issuers' securities, the performance of the Funds could be significantly affected by the performance of those issuers. The Funds must, however, meet certain diversification requirements under Federal tax law. See Statement of Additional Information – "Investment Restrictions." As a fundamental policy, each Fund will not invest more than 25% of its net assets in issuers conducting their principal business in the same industry. However, each Fund at times may invest more than 25% of its total assets in securities of issuers in one or more market sectors. A market sector may be made up of companies in a number of related industries.

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•  Defensive Positions. Each Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, investment grade debt securities or repurchase agreements for defensive purposes. Consistent with the Funds' investment objectives and policies, the Adviser may make changes to the portfolios whenever it considers market, economic or political conditions to be unfavorable for profitable investing or it believes that doing so is in the best interest of the Funds. To the extent a Fund takes a defensive position, it may not achieve its respective investment objectives.

Each of the Needham Funds may also utilize the following investment techniques, among others:

•  Short Selling. The Funds may short highly valued companies in high growth sectors with challenged cost structures and balance sheets, eroding competitive positions and rapidly decelerating end demand. High growth markets invite numerous competitors, many of which do not survive. In the early stages of new markets, it is not always clear who the real winners will be. As the better companies emerge, the Funds look to short the weaker competitors when the Funds believe their valuations do not yet reflect their weaker status. The Funds may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Funds replace the borrowed security. All short sales must be fully collateralized and none of the Funds will sell short securities the underlying value of which exceeds 25% of the value of the net assets of the Fund. The Funds will also limit short sales in any one issuer's securities to 2% of the respective Fund's net assets and will not sell short more than 2% of any one class of the issuer's securities.

•  Borrowing and Leverage. As a fundamental policy, each Fund may borrow from banks up to 25% of its total assets taken at market value (including the amount borrowed), and may pledge its assets in connection with these borrowings, and then only from banks as a temporary measure, including to meet redemptions or to settle securities transactions. The Funds will not make additional investments while borrowings exceed 5% of its total assets. If the Funds make additional investments while borrowings are outstanding, this may constitute a form of leverage. This leverage may exaggerate changes in the Funds' share value and the gains and losses on the Funds' investments.

•  Options, Futures and Forward Contracts. The Funds may use hedging techniques, such as the buying and selling of options and futures contracts, where appropriate, to reduce some of the high volatility inherent to rapidly changing markets and industries. A Fund may also buy and sell options and futures contracts to manage its exposure to changing interest rates, currency exchange rates and precious metals prices. Additionally, the Funds may enter into forward contracts as a hedge against future fluctuations in foreign exchange rates. The Funds may buy and sell stock index futures contracts or related options in anticipation of general market or market sector movements. The Funds may also invest in indexed securities or related options, the value of which is linked to currencies, interest rates, commodities, indices, or other financial indicators. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. The Funds may invest in options and futures based on any type of security, index, or currency related to their investments, including options and futures traded on domestic and foreign exchanges and options not traded on any exchange. However, a Fund will not engage in options, futures or forward transactions, other than for hedging purposes, if, as a result, more than 5% of its total assets would be so invested. The Funds may engage in these kinds of transactions to an unlimited extent for hedging purposes.

In summary, the keys to successful investing by the Funds include an understanding of macroeconomic and political trends, an evaluation of the high growth sectors of the economy, identifying a sector's leaders and laggards, frequent visits with company management and an analysis of companies' business fundamentals, quality of

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management and competitive position. After finding an attractive growth candidate for the Funds, the specific company's valuation is evaluated relative to its prospects and competing candidates, both current holdings and other potential investments, to determine if enough price appreciation potential is available to warrant inclusion in the Funds.

The Funds will seek to reduce their risks with in-depth fundamental analysis, a focused assessment of risk versus return, a view for the catalyst in the individual stock and reliable monitoring of positions to be responsive to changes in industry and market fundamentals. The Funds will also attempt to reduce their risk by taking short positions in companies where they believe market fundamentals have been exceeded, as well as by the use of options to hedge positions. Furthermore, a Fund may maintain larger than normal cash positions when it is unable to identify attractive new opportunities.

The Funds will engage in a constant analysis of the existing Fund investments to ensure that their growth, profitability and valuation warrant their remaining in the Funds. Positions will be sold when they no longer meet the respective long-term investment objectives of the Funds. The Funds have adopted certain investment restrictions which are fundamental and may not be changed without a shareholder vote. Except as specifically noted, the Funds' investment objectives and policies described in the preceding pages are not fundamental policies and may be changed or modified by the Board of Directors of The Needham Funds, Inc. without shareholder approval. However, neither the Growth Fund nor the Aggressive Growth Fund will change its investment objective without first providing written notice to its shareholders at least 30 days in advance. The Small Cap Growth Fund will not change its investment objective or its investment strategy of investing, under normal conditions, at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding (i) $2 billion, or (ii) the highest market capitalization in the Russell 2000® Index, if greater, without first providing written notice to its shareholders at least 60 days in advance. A complete list of the Funds' investment restrictions, both fundamental and non-fundamental, and certain other policies not described in the Prospectus may be found in the Statement of Additional Information.

Risk Factors

The Funds invest primarily in equity securities, which fluctuate in value. Therefore, shares of the Funds will also fluctuate in value. Furthermore, as the Funds are not "diversified" funds within the meaning of the Investment Company Act of 1940, they may invest their assets in a relatively small number of issuers, thus making an investment in the Funds potentially more risky than an investment in a diversified fund which is otherwise similar to the Funds. While political and economic news can influence market wide trends, other factors may be ignored by the market as a whole but may cause price swings in a single company's stock or the stocks of the companies within a given industry. Business and economic developments affecting an industry in which the Funds invest a significant portion of their assets would likely have a greater effect on the Funds than those same developments would have on a fund invested in a wider spectrum of market or industry sectors.

The net asset values of the Funds' shares, to the extent the Funds invest in debt securities, are affected by changes in the general level of interest rates.

The Funds may invest in preferred stock which may be subject to optional or mandatory redemption provisions.

The Funds intend to invest in technology companies. These companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

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The Funds also intend to invest in healthcare companies. The value of equity securities of these companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Furthermore, these companies may be adversely affected by product liability-related lawsuits.

Additionally, the Funds intend to invest in business and consumer services companies. These companies may be affected by the performance of the economy as a whole and may also be affected by increases in interest rates and decreases in disposable income and consumer confidence.

Investments in smaller companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. These companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. These securities may also trade less frequently and at a lower volume than more widely held securities, and may fluctuate in value more sharply than those of other securities. There may be less available information about these issuers or less market interest than is normally the case with respect to larger companies. Furthermore, investments based on the anticipated long-term growth of a company may decline in value if the catalyst for such growth does not occur.

The strategies used by the Funds' portfolio managers may fail to produce the intended result, and stock selection may underperform the stock market, the Funds' benchmarks or other funds with similar objectives. There is no guarantee that the use of hedging techniques or derivative instruments will succeed in limiting the Funds' exposure to stock market movements, or that the Funds will achieve their investment goals of long-term, tax-efficient capital appreciation.

In addition to the principal risks discussed above, an investment in the Funds may be subject to additional risks which include those risks discussed below.

Subject to the Funds' investment policies and restrictions on investments in illiquid securities, the Funds may invest in privately-held companies. Investments in companies in the early stages of development, particularly those companies which have yet to offer securities to the public, may offer greater opportunities for capital appreciation than longer-established or publicly-held companies. However, investments in these companies are often riskier than investments in longer-established or publicly-held companies. Typically, there is very little public information available on these companies, their management philosophies and strategies may be untested, their product lines, markets and financial resources may be limited and the restrictions on resale of securities of such companies imposed by U.S. securities laws and by market forces in general may make it difficult for the Funds to liquidate any position it may have in such a company. Even if the Funds are able to liquidate a position in such a company, they may be forced to do so at prices which are not beneficial to the Funds. See Statement of Additional Information — "Description of the Funds and Investment Objectives and Policies."

Certain investment techniques described in this Prospectus, such as short sales, options and futures strategies and leverage, may entail risks and may result in significant capital loss. The Funds may engage in various strategies as described above, to varying degrees, both to seek to increase the returns and to hedge their portfolios against movements in the securities markets and exchange rates. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the fund must purchase the security to return it to the lender. Options, futures and forward contracts can be volatile investments. Use of these strategies involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or currencies which are the subject of the hedge. If the Funds make a transaction at an inappropriate time or judge market conditions incorrectly,

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options and futures strategies may significantly lower the Funds' returns. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Furthermore, there can be no assurance that a liquid secondary market for options and futures contracts will exist at any specific time. Options and futures contracts, and certain of the other investments described above and in the Statement of Additional Information, may be considered "derivative" investments, and entail certain risks described above and in the Statement of Additional Information.

In addition, the Funds may invest in the securities of non-U.S. issuers, which have risks that are different from the risks associated with investments in the securities of U.S. issuers. See "Description of the Funds and Investment Objectives and Policies" in the Statement of Additional Information.

The Small Cap Growth Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Small Cap Growth Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to the Small Cap Growth Fund's shareholders as ordinary income.

Portfolio Holdings

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information and on the Funds' website at www.needhamfunds.com. Currently, disclosure of the Funds' holdings is required to be made quarterly within 30 days of the end of each fiscal quarter, in the Funds' Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Funds' administrator, Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219, by calling 1-800-625-7071, and on the Funds' website at www.needhamfunds.com.

Investment Adviser

Needham Investment Management L.L.C. (the "Adviser"), 445 Park Avenue, New York, NY 10022, is the investment adviser for the Funds. The Adviser was formed in 1995 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is an affiliate of Needham & Company, LLC. Needham & Company, LLC is the Funds' distributor and is an investment banking firm specializing in emerging growth companies. Needham & Company, LLC engages in investment research, underwriting, private investments and capital markets. Needham & Company, LLC's principal activities are public and private financings; corporate finance advisory services, including mergers, acquisitions and divestitures; equity research; and sales and trading primarily for institutional investors.

The Adviser directs investments of the Funds pursuant to a Restated Investment Advisory Agreement dated October 21, 2004 between the Funds and the Adviser (the "Advisory Agreement"). Each Fund pays the Adviser a fee at the annual rate of 1.25% of the respective average daily net assets of the Fund. This fee is higher than that paid by most mutual funds. The Adviser or persons employed by or associated with the Adviser are, subject to the authority of the Board of Directors of The Needham Funds, Inc., responsible for the overall management of the Funds' affairs.

The Adviser has contractually agreed to waive its fee for, and to reimburse expenses of, the Growth Fund in an amount that limits annual operating expenses (excluding interest, dividend on short positions, acquired fund fees and expenses and extraordinary items) to not more than 2.00% of the average daily net assets of the Growth Fund, and the Aggressive Growth Fund and the Small Cap Growth Fund in an amount that limits annual operating expenses to not more than 2.50% of the average daily net assets of each of the Aggressive Growth Fund and the Small Cap Growth Fund, respectively.

A discussion regarding the basis for the Board of Directors' approval of the Advisory Agreement is available in the Funds' Annual Report to shareholders for the period ended December 31, 2008.

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Portfolio Managers

Mr. Bernard Lirola is the Co-Portfolio Manager of the Growth Fund and the Portfolio Manager of the Aggressive Growth Fund. Mr. Lirola has an extensive 31-year career on Wall Street covering investment banking, research and now asset management. He graduated from École Polytechnique in Paris, France in 1973 and received an MBA from Harvard Business School in 1976. Prior to joining Needham in 1994, he worked at Smith Barney, Harris Upham & Co. (1976-1978), at CS First Boston (1978-1990) and at Swiss Bank Corporation (1990-1994). Mr. Lirola was an early member of CS First Boston's M&A group (1978), recruited by Joseph Perella and Bruce Wasserstein and headed First Boston's M&A healthcare group (1985-1990). At Swiss Bank Corporation, he was Head of U.S. M&A activities (1990-1994) Mr. Lirola joined Needham & Company, Inc. (predecessor to The Needham Group, Inc.) on the investment banking side in 1994 and was successively a Co-Head of Health Care, Co-Head of Investment Banking and a member of its Operating Committee. Between 1996 and 1999, he was also an equity research analyst covering the health care services industry. Mr. Lirola joined the Adviser in 2007, where he provided sourcing and assessing of investment opportunities for the Needham Funds both in the U.S. and overseas. He also serves as Executive Vice President of the Growth Fund and the Aggressive Growth Fund. Mr. Lirola became Portfolio Manager of the Growth Fund and the Aggressive Growth Fund in January 2008. He engages in a variety of portfolio management-related activities, including stock selection, research, company visits and market analysis.

Mr. Chris Retzler is the Co-Portfolio Manager of the Growth Fund and the Portfolio Manager of the Small Cap Growth Fund. Mr. Retzler has been with Needham Asset Management, LLC since 2005. Mr. Retzler is a graduate of the Columbia Business School and was a Fulbright Scholar. He began his career in 1994 with Merrill Lynch Investment Banking. When he left Merrill Lynch in 2002, Mr. Retzler was an associate in Mergers and Acquisitions where he participated in numerous stock and asset transactions across a wide range of domestic and global industries. From 2002 until he joined Needham, he was in charge of Winterkorn, a privately owned company. Prior to becoming the sole Portfolio Manager of the Small Cap Growth Fund, Mr. Retzler's responsibilities at Needham included examining and conducting due diligence on both existing and new investment opportunities for the Needham Funds. He also serves as Executive Vice President of the Growth Fund and the Small Cap Growth Fund. Mr. Retzler became Co-Portfolio Manager of the Growth Fund in January 2009 and Portfolio Manager of the Small Cap Growth Fund in January 2008. He engages in a variety of portfolio management-related activities, including stock selection, research, company visits and market analysis.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in each Fund.

Management of the Funds

The Directors of The Needham Funds, Inc. are responsible for generally overseeing the conduct of the Funds' business. The Directors of The Needham Funds, Inc. are:

George A. Needham — Mr. Needham founded Needham & Company, Inc. (predecessor to The Needham Group, Inc.) in 1985. Mr. Needham is the Chairman of the Board and Chief Executive Officer of The Needham Group, Inc., Chairman of the Board and Chief Executive Officer of Needham Holdings, LLC and Chairman of the Board and Chief Executive Officer of Needham Asset Management, LLC. Mr. Needham received a BS degree from Bucknell University and an MBA from the Stanford University Graduate School of Business. Mr. Needham is also a principal of the respective general partners of several private investment limited partnerships.

John W. Larson — Mr. Larson is a partner at the law firm of Morgan, Lewis & Bockius LLP. Mr. Larson served as partner at the law firm of Brobeck, Phleger & Harrison LLP ("Brobeck")

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from 1969 until retiring in January 2003, except for the period from July 1971 to September 1973 when he was in government service as Assistant Secretary of the United States Department of the Interior and Counselor to George P. Shultz, Chairman of the Cost of Living Council. From 1988 until March 1996, Mr. Larson was Chief Executive Officer of Brobeck. Mr. Larson has served on the board of Wage Works, Inc. (an employee benefits company) since 2000, MBA Polymers, Inc. (a plastics recycling company) since 1999 and Sangamo BioSciences, Inc. since 1996. He also serves on the boards of several privately held companies. Mr. Larson holds a J.D. and a B.A., with distinction, in economics, from Stanford University.

James P. Poitras — Mr. Poitras was founder, President, Chief Executive Officer and Chairman of the Board of Integrated Silicon Systems, a computer software company, from 1985 to 1995. Mr. Poitras is presently Chairman of the Board of Kyma Technologies, Inc., a specialty materials semiconductor company. Mr. Poitras was a member of the Institute of Electrical and Electronics Engineers' Industry Advisory Commission and has lectured widely on business development and entrepreneurship.

F Randall Smith — Mr. Smith is founder and President of Capital Counsel LLC, a registered investment advisory firm. He was a co-founder and Chief Investment Officer of Train, Smith Counsel, a registered investment advisory firm, from 1975 to 1999, and National Journal, a weekly publication on the U.S. Government, and served as Special Assistant to the Undersecretary of State for Economic Affairs prior to founding Train, Smith Counsel.

Distribution Arrangements

Needham & Company, LLC, an affiliate of the Adviser, acts as a distributor for the Funds. Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 permits an investment company to directly or indirectly finance any activity associated with the distribution of its shares and/or shareholder-related services in accordance with a plan adopted by the Board of Directors. Pursuant to this rule, the Directors of The Needham Funds, Inc. have approved, and The Needham Funds, Inc. has entered into, a Distribution and Services Agreement, as amended (the "Distribution Agreement") with Needham & Company, Inc. (as predecessor to Needham & Company, LLC) under which each Fund may pay a services fee to Needham & Company, LLC or others at an annual rate of up to 0.25 of 1% of the aggregate average daily net assets of such Fund which are attributable to Needham & Company, LLC or the various other distributors or service providers. These fees are paid out of the Funds' assets on an ongoing basis, and thus over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the Adviser may pay amounts from its own resources, and not as an additional charge to the Funds, to certain financial institutions in connection with the sale and/or distribution of the Funds' shares or the retention and/or servicing of the Funds' shareholders. These payments, which may include payments for marketing support, are in addition to any distribution or servicing fees payable under the Funds' Rule 12b-1 plan. Because these payments are not made by shareholders or the Funds, the Funds' total expense ratio will not be affected by any such payments. These payments sometimes are referred to as "revenue sharing." In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution's customers.

The Distribution Agreement provides that Needham & Company, LLC will use the services fee received from the Funds, in part, for payments (i) to compensate broker-dealers or other persons for providing distribution assistance, (ii) to otherwise promote the sale of shares of the Funds such as by paying for the preparation, printing and distribution of prospectuses for other than current shareholders and sales literature or other promotional activities, and (iii) to compensate banks and other qualified financial institutions for providing administrative, accounting and

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shareholder liaison services with respect to the Funds' shareholders. Some payments under the Distribution Agreement or similar agreements are used to compensate broker-dealers based on assets maintained in the Funds by their customers. Distribution services fees are accrued daily, paid monthly and are charged as expenses of the Funds as accrued. Distribution services fees received from the Funds will not be used to pay any interest expenses, carrying charges or other financial costs. In adopting the Distribution Agreement, the Directors of The Needham Funds, Inc. determined that there was a reasonable likelihood that the Distribution Agreement would benefit the Funds and their shareholders.

The Needham Funds, Inc. and/or Needham & Company, LLC may enter into related servicing agreements appointing various firms, such as broker-dealers or banks, and others, including the Adviser or its affiliates, to provide all or any portion of the foregoing services for their customers or clients through the Funds.

The accounting and shareholder-related services provided by broker-dealers, banks and other qualified financial institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmation of transactions, forwarding financial reports and other communications to shareholders, and responding to shareholder inquiries regarding the Funds. Custodial Trust Company acts as custodian for the Funds.

Net Asset Value

The price of each Fund's shares is based on the net asset value ("NAV") of each Fund. Generally, the NAV per share of each Fund will be determined on each day when the New York Stock Exchange (the "Exchange") is open for business at the close of the Exchange (usually 4:00 p.m. Eastern Time) and will be computed by determining the aggregate market value of all assets of each Fund less its liabilities, and then dividing that amount by the total number of its shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. The Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, on those days, the value of the Funds' assets may be affected to the extent that the Funds hold foreign securities that trade on foreign markets that are open. From time to time, the Funds may employ fair-value pricing to value securities for which market quotations are not readily available or for which market quotations are believed to be unrepresentative of fair market value. The determination of NAV for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received before the close of trading on the Exchange on that day. Therefore, the price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. All purchase orders received before 4:00 p.m. (Eastern Time) will be processed on that same day. Purchase orders received after 4:00 p.m. will receive the next business day's NAV per share. The Funds may change the time at which the price of each Fund's shares is determined if the Exchange closes at a different time or an emergency or other extraordinary situation exists.

Portfolio securities and options positions for which market quotations are readily available are stated at the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Fund, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign

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exchange and a significant event occurs after the close of that exchange but before the Exchange close, are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors. Fair value may be determined by a variety of factors, including the analysis of market valuations of comparable securities, the analysis of market events which the Adviser believes impacts the determination of fair value, the use of the most recently traded price for a security, or any quantitative or qualitative analysis which will allow a Fund to reasonably arrive, in good faith, at a fair valuation.

When fair-value pricing is employed, the prices of securities used by the Funds to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. The Adviser will include any fair-value pricing of securities in a written report to the Board of Directors for their consideration and approval on a quarterly basis.

How to Purchase Shares

You may purchase shares of the Funds at NAV without any sales or other charge by sending a completed application form and check to:

The Needham Funds
c/o Citi Fund Services Ohio, Inc.
PO Box 183033
Columbus, Ohio 43218-3033

However, you should not send any correspondence by overnight courier to the above post office box address. Correspondence sent by overnight courier should be sent to:

The Needham Funds, Inc.
c/o Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Please make sure you indicate how much money you want invested in each Fund.

Telephone transactions may not be used for initial purchases. If you do want to make subsequent telephone transactions, select this feature on your application or call 1-800-625-7071 to request an authorization form to set up your account for this feature. Citi Fund Services Ohio, Inc. ("Citi") is the Administrator of the Funds.

You also may purchase shares of the Funds through authorized broker-dealers or other institutions who may charge for their services. These sales agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner and in accordance with their customer agreements and this Prospectus.

For each Fund, the minimum initial investment for individuals, corporations, partnerships or trusts is $5,000. There is a $500 minimum for subsequent investments. Shares of the Funds are offered on a continuous basis. The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Your application will not be accepted unless it is accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. No third party checks will be accepted.

For IRAs, the minimum initial investment is $1,500 and there is no minimum for subsequent investments.

All shares will be purchased at the NAV per share next determined after receipt of your application in proper order and acceptance of your application by the Funds. After you open an account, you may purchase additional shares by sending a check payable to Needham Funds and using the address given above. Please include your account number and the name of the Fund you wish to invest in on the check. Subsequent investments may also be made by telephone (electronic funds transfer) from a bank checking or money market account. The transfer of funds must specify account name, address and account number. You must set up this feature in advance according to the above instructions.

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The Funds will charge a $25.00 fee against your account, in addition to any loss sustained by the Funds, for any payment check returned for insufficient funds.

You should contact the Funds at 1-800-625-7071 to obtain the latest wire instructions for wiring funds to Citi for the purchase of Fund shares and to notify Citi that a wire transfer is coming.

Each Fund charges a short-term redemption fee of 2.00% at the time of redemption on shares held less than 60 days. This fee is paid to the applicable Fund and is designed to offset costs to the Fund's remaining shareholders. The Funds use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption and amount of shares being redeemed will be compared to the earliest purchase date for shares of a particular Fund held in a shareholder's account. If this holding period is less than 60 days for any of the shares being redeemed, the short-term redemption fee will be assessed on the redemption of the applicable shares. (See "Additional Information on Redemptions," below.)

Exchanges

You may exchange some or all of your shares in any Fund with any of the other Funds of The Needham Funds, Inc.

When you exchange shares, you are really selling shares of one Fund and buying shares of another Fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after your exchange request is received. Please note that any exchange may have tax consequences for you. You may exchange your shares on any day on which the Exchange is open for trading by contacting the Funds directly either by mail or telephone, if you have selected the telephone transaction feature on your application. You may also exchange shares through your financial institution by mail or telephone. If you establish a new account by exchange, the exchanged shares must have a minimum value of $5,000 ($1,500 for IRAs). All subsequent exchanges must have a minimum value of $500. There is no minimum value for subsequent exchanges made by IRAs. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to seven business days from the date of purchase). Each Fund will assess a 2.00% short-term redemption fee on the exchange of shares held less than 60 days.

There is currently no fee for exchanges; however, the Funds may change or terminate this privilege on 60 days notice. Broker-dealers may charge you a fee for handling exchanges. Please note that exchanges may be made only four (4) times in any twelve (12) month period. The exchange privilege is not intended as a vehicle for short-term trading.

Transfer on Death Registration

The Funds generally permit transfer on death, or TOD, registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. If you wish to register your account in the name of one or more beneficiaries for the purpose of transferring the account upon your death, you may do so by completing a Transfer on Death Agreement and Beneficiary Designation. To obtain a Transfer on Death Agreement and Beneficiary Designation, please contact Shareholder Services at 1-800-625-7071 or you may download a copy at www.needhamfunds.com. With the Transfer on Death Agreement and Beneficiary Designation you will receive a copy of the Rules Governing Transfer on Death (TOD) Registration which specify how the registration becomes effective and operates. By registering your account, you agree to be bound by these rules.

Automatic Investment Program

You may also be eligible to participate in the Funds' Automatic Investment Program, an investment plan that automatically debits money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. This feature must be set up by you in advance. You may elect to make subsequent investments by transfers of a minimum of $100 on the fifth or twentieth day of

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each month into your established account. Contact Shareholder Services at 1-800-625-7071 for more information about the Funds' Automatic Investment Program.

Anti-Money Laundering Compliance

The Funds and the Funds' distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds' distributors may request additional information from you to verify your identity and source of funds. If the Funds or the Funds' distributors deem the information submitted does not provide for adequate identity verification, it reserves the right to reject the establishment of your account. If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, they may choose not to establish a new account or may be required to "freeze" a shareholder's account. They also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or the Funds' distributors to inform the shareholder that it has taken the actions described above.

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with a Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, a Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. A Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

How to Redeem Shares

You may redeem your shares at any time. You are entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption by regular mail to:

The Needham Funds, Inc.
c/o Citi Fund Services Ohio, Inc.
PO Box 183033
Columbus, Ohio 43218-3033

Redemption requests sent by overnight courier should be sent to:

The Needham Funds, Inc.
c/o Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Please make sure you indicate how much money you want to redeem from each Fund.

Upon the receipt of a redemption request, you will receive a check based on the NAV next determined after the redemption request was received, which may be more or less than the amount originally invested. If the shares to be redeemed represent an investment made by check, the Funds reserve the right to withhold the proceeds until the check clears. It will normally take up to three business days to clear local checks and up to seven business days to clear other checks, but may take longer under some circumstances.

Your written redemption request will be considered to have been received in "proper order" if the following conditions are satisfied:

•  your request is in writing, indicates the number of shares to be redeemed, and identifies the

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shareholder's account number and the name of the Fund;

•  your request is signed by you exactly as the shares are registered;

•  your request is accompanied by certificates, if any, issued representing the shares, which have been endorsed for transfer (or are themselves accompanied by an endorsed stock power) exactly as the shares are registered; and

•  if you are requesting that the redemption proceeds be sent other than to the address of record or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor through a medallion program. You can obtain a signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

Your written redemption request will not be effective until all documents are received in "proper order" by Citi.

Telephone Redemptions/Exchanges

The Funds permit individual shareholders or a representative of record for an account (once within a 30 day period) to redeem or exchange shares by telephone in amounts up to $25,000 by calling 1-800-625-7071. In order to use these services, you must have elected to do so in your application or complete an authorization form supplied by the Funds. Telephone redemptions or exchanges must be in amounts of $1,000 or more. Instructions must include your account number and the name of the Fund. Checks issued must be made payable to the owner of record and may only be mailed to the address of record. The request cannot be honored if an address change has been made for the account within 60 days of the telephone redemption request. If there are multiple account owners, Citi may rely on the instructions of only one owner.

This account option is not available for retirement account shares, or newly purchased (within the prior 15 days) shares. The Administrator may record all calls.

The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among other things, requiring some form of personal identification prior to acting upon telephone instructions. The Funds reserve the right to refuse a telephone redemption or exchange if they believe it is advisable to do so. Assuming the Funds' security procedures are followed, neither the Funds nor Citi will be responsible for the authenticity of redemption or exchange instructions received by telephone and believed to be genuine and any loss therefrom will be borne by the investor. During periods of substantial economic or market change, telephone redemptions or exchanges may be difficult to complete. You may always redeem or exchange shares by mail if you are unable to contact the Funds by telephone.

Additional Information on Redemptions

The Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of the Funds' shares by the Funds' shareholders. The Funds discourage, and do not accommodate, frequent purchases and redemptions of the Funds' shares by the Funds' shareholders. The Funds restrict or reject such trading or take other action if, in the judgment of the Adviser or the Funds' Transfer Agent, such trading may interfere with the efficient management of the Funds' portfolios, may materially increase the Funds' transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Funds and their shareholders. The steps the Funds utilize to discourage frequent transactions may include monitoring trading activity, imposing trading restrictions on certain accounts, and imposing short-term redemption fees, as set forth herein.

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Transactions placed in violation of the Funds' market-timing trading policy may be cancelled or revoked by the Funds on the next business day following receipt by the Funds. While the Funds (directly and with the assistance of their service providers) identify and restrict frequent trading, there is no guarantee that the Funds will be able to detect frequent purchases and redemptions or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. The Funds receive purchase and sale orders through financial intermediaries and cannot always detect frequent trading that may be facilitated by the use of such intermediaries or by the use of group or omnibus accounts maintained by those intermediaries. The Funds' Transfer Agent is unable to track or assess short-term redemption fees on omnibus account shares redeemed through financial intermediaries. The Funds are dependent on financial intermediaries to track and assess short-term redemption fees due on omnibus account shares on the Funds' behalf, and the Funds and the financial intermediaries have limited ability to effectively track, assess and collect short-term redemption fees on shares redeemed through the financial intermediaries. In situations in which the Funds become aware of possible market-timing activity, it will notify the financial intermediary in order to help facilitate the enforcement of its market-timing policies and procedures. These policies will be applied uniformly to all financial intermediaries. However, there is no assurance that the financial intermediary will investigate or stop any activity that proves to be inappropriate. There is a risk that the Funds' and the financial intermediary's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. Whether or not the Funds or the financial intermediaries detect it, if market-timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above.

As stated above, shares held less than 60 days are subject to a short-term redemption fee of 2.00% at the time of redemption. This fee does not apply to those retirement plans listed below under "Shareholder Services" which request that the Funds not charge said fee. In addition, each Fund will waive the 2.00% short-term redemption fee on shares acquired as a result of reinvested distributions.

If you hold Fund shares in non-certificate form, you may elect to have redemption proceeds of $1,000 or more wired to your brokerage account or a commercial bank account designated by you. The current fee for this service is $7.50.

If you have an IRA or other retirement plan, you must indicate on your redemption request whether or not to withhold Federal income tax. Redemption requests failing to indicate an election not to have Federal income tax withheld will be subject to withholding.

You may also redeem shares through broker-dealers holding such shares who have made arrangements with the Funds permitting redemptions by telephone or facsimile transmission. These broker-dealers may charge a fee for this service.

If your transactions in the Funds' shares at any time reduce your account value to below $1,000, the Funds may choose to notify you that, unless your account is brought up to at least such minimum amount, the Funds may, within 90 days, redeem all your shares in the account and close it by making payment to you of the proceeds.

Shareholder Services

Certain tax-sheltered retirement plans are available through which you may purchase shares, including IRAs (and "rollovers" from existing retirement plans) for you and your spouse, SEP-IRAs and Roth IRAs. Shares of the Funds may also be purchased by Qualified Retirement Plans such as profit-sharing and money purchase plans, 401(k) Plans and other Defined Contribution Plans, and by Defined Benefit Plans. These types of accounts may be established only upon receipt of a written application form. Should you have questions on the purchase of shares by retirement plans, please call 1-800-625-7071 for Shareholder Services.

25

Tax Status, Dividends and Distributions

Each Fund intends to make annual distributions to its shareholders of record of substantially all of its realized net capital gains (the excess of realized net long-term capital gains over realized net short-term capital losses), any realized net gains from foreign currency transactions, net investment income and the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. The Funds may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed ordinary income and capital gain net income. Certain distributions made to shareholders of record as of a date in October, November or December of a given year which are paid by the Funds in January of the immediately subsequent year will be taxable to shareholders as if received on December 31 of such given year.

Unless an investment in a Fund is through a tax-exempt account or plan, such as an IRA or qualified retirement plan, distributions are generally taxable to shareholders at different rates depending on the length of time the Fund holds its assets and the type of income that the Fund earns. Different tax rates apply to ordinary income, qualified dividend income and long-term capital gain distributions, regardless of the shareholder's holding period for the shares. In general, a non-corporate shareholder's net capital gains will be taxed at a maximum rate of 15% for property held by a Fund for more than 12 months. Distributions of net investment income and net capital gains are taxable whether received in cash or reinvested in additional shares.

Unless a shareholder elects to do otherwise, all dividends and capital gain distributions from the Funds will be automatically reinvested in additional full and fractional Fund shares. Shareholders who do not wish to have dividends and distributions automatically reinvested in Fund shares may choose between two options:

(1)  automatic reinvestment of capital gain distributions in Fund shares and payment of dividends in cash; or

(2)  payment of all distributions and dividends in cash.

Shareholders may change this election at any time by notifying the Administrator or their account representative if the account is maintained at an eligible broker-dealer or bank. Dividends and distributions will be reinvested at the respective Fund's per share NAV on the reinvestment date established for the dividend or distribution.

The Funds are required to withhold as "backup withholding" 28% of distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Funds with a correct taxpayer identification number and certain required certifications or who are otherwise subject to backup withholding. Upon a redemption of Fund shares, a shareholder will ordinarily recognize a taxable gain or loss, subject to certain Federal tax rules.

The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Funds and shareholders. In addition to those considerations, there may be other Federal, state, local, or foreign tax considerations applicable to a particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of the investment on their own tax situations.

Administrator, Shareholder
Servicing Agent and
Transfer Agent

The Funds employ Citi Fund Services Ohio, Inc. as administrator under a master services agreement (the "Master Services Agreement") effective June 6, 2005 to provide administrative services to the Funds. The services provided by the Administrator under the Master Services Agreement are subject to the supervision of the officers and Directors of The Needham Funds, Inc., and include day-to-day administration of matters related to the corporate existence of the Funds, maintenance of records and preparation of reports.

26

Citi also provides various shareholder services made available to each shareholder, including performance of transfer agency and registrar functions and as dividend paying agent. Citi acts as the Funds' shareholder servicing agent. The principal address of Citi is 3435 Stelzer Road, Columbus, Ohio 43219.

Custodian

Custodial Trust Company acts as custodian for the Funds. Its principal business address is 101 Carnegie Center, Princeton, New Jersey 08540.

Additional Information

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1100 Huntington Center, 41 South Street, Columbus, Ohio, 43215, serves as the Funds' independent registered public accounting firm.

Counsel

Fulbright & Jaworski L.L.P., 666 Fifth Avenue, 31st Floor, New York, New York 10103, serves as the Funds' legal counsel.

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Financial Highlights

The financial highlights table is intended to help you understand the Growth Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Growth Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report for each such period, along with the Fund's financial statements and related notes, is included in the Growth Fund's Annual Report for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-800-625-7071.

	NEEDHAM GROWTH FUND FOR THE YEARS ENDED DECEMBER 31,
	2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$36.05	$39.01	$35.69		$31.17	$29.35
Investment Operations:
Net Investment Income (Loss)	(0.45)	(0.25)	0.10		(0.38)	(0.84)
Net Realized and Unrealized Gains (Losses) on Investments	(14.10)	1.45	6.29		4.90	2.62
Total From Investment Operations	(14.55)	1.20	6.39		4.52	1.78
Less Distributions:
Net Investment Income	—	(0.01)	(0.09)		—	—
Net Realized Gains	(1.23)	(4.15)	(3.00)		—	—
Total Distributions	(1.23)	(4.16)	(3.09)		—	—
Contribution by Adviser	—	—	0.02	(a)	—	0.04	(b)
Net Asset Value, End of Period	$20.27	$36.05	$39.01		$35.69	$31.17
Total Return	(40.41)%	3.09%	18.05	%(a)	14.50%	6.20	%(b)
Net Assets, End of Period (000's)	$92,818	$209,397	$308,693		$204,624	$287,372
Ratios /Supplemental Data:
Ratio of Net Expenses to Average Net Assets	2.04%	1.86%	1.79%		1.94%	2.21%
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)	2.03%	1.85%	1.78%		1.91%	1.78%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.37)%	(0.61)%	0.31%		(1.01)%	(1.51)%
Portfolio Turnover Rate	41%	41%	48%		16%	15%

(a)  In May, 2006 the Adviser made a payment to the Growth Fund which increased the total return by 0.06%.

(b)  In October, 2004 the Adviser made a payment to the Growth Fund which increased the total return by  0.14%.

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Financial Highlights

The financial highlights table is intended to help you understand the Aggressive Growth Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Aggressive Growth Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report for each such period, along with the Fund's financial statements and related notes, is included in the Aggressive Growth Fund's Annual Report for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-800-625-7071.

	NEEDHAM AGGRESSIVE GROWTH FUND FOR THE YEAR ENDED DECEMBER 31,
	2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$14.14	$13.96	$13.73		$12.85	$11.51
Investment Operations:
Net Investment Loss	(0.26)	(0.16)	(0.19)		(0.26)	(0.36)
Net Realized and Unrealized Gains (Losses) on Investments	(3.65)	2.34	1.83		1.49	1.70
Total From Investment Operations	(3.91)	2.18	1.64		1.23	1.34
Less Distributions:
Net Realized Gains	(0.78)	(2.00)	(1.42)		(0.35)	—
Total Distributions	(0.78)	(2.00)	(1.42)		(0.35)	—
Contribution by Adviser	—	—	0.01	(a)	—	—
Net Asset Value, End of Period	$9.45	$14.14	$13.96		$13.73	$12.85
Total Return	(27.60)%	15.58%	12.22	%(a)	9.70%	11.64%
Net Assets, End of Period (000's)	$10,202	$20,518	$18,051		$18,125	$17,000
Ratios /Supplemental Data:
Ratio of Net Expenses to Average Net Assets	2.51%	2.18%	2.24%		2.50%	2.61%
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)	2.50%	2.18%	2.23%		2.50%	2.50%
Ratio of Net Expenses to Average Net Assets (excluding waivers and reimbursement of expenses)	2.63%	2.18%	2.24%		2.78%	3.15%
Ratio of Net Investment Loss to Average Net Assets	(2.04)%	(1.18)%	(1.35)%		(2.01)%	(2.25)%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements of expenses)	(2.15)%	(1.18)%	(1.35)%		(2.29)%	(2.79)%
Portfolio Turnover Rate	45%	64%	55%		69%	64%

(a)  In May, 2006 the Adviser made a payment to the Aggressive Growth Fund which increased the total return by 0.08%.

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Financial Highlights

The financial highlights table is intended to help you understand the Small Cap Growth Fund's financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Small Cap Growth Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report for each such period, along with the Fund's financial statements and related notes, is included in the Small Cap Growth Fund's Annual Report for such periods. The 2008 Annual Report is available upon request and without charge by calling 1-800-625-7071.

	NEEDHAM SMALL CAP GROWTH FUND FOR THE PERIOD ENDED DECEMBER 31,
	2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$11.29	$14.32	$17.09		$18.53	$16.84
Investment Operations:
Net Investment Loss	(0.19)	(0.26)	(0.26)		(0.31)	(0.37)
Net Realized and Unrealized Gains (Losses) on Investments	(2.49)	(0.02)	1.61		0.66	2.11
Total From Investment Operations	(2.68)	(0.28)	1.35		0.35	1.74
Less Distributions:
Net Realized Gains	(0.82)	(2.75)	(4.18)		(1.79)	(0.05)
Return of Capital	(0.18)	—	—		—	—
Total Distributions	(1.00)	(2.75)	(4.18)		(1.79)	(0.05)
Contribution by Adviser	—	—	0.06	(a)	—	—
Net Asset Value, End of Period	$7.61	$11.29	$14.32		$17.09	$18.53
Total Return	(23.42)%	(2.01)%	8.52	%(a)	2.01%	10.34%
Net Assets, End of Period (000's)	$5,309	$7,726	$15,248		$18,789	$25,895
Ratios /Supplemental Data:
Ratio of Net Expenses to Average Net Assets	2.51%	2.50%	2.36%		2.44%	2.52%
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)	2.50%	2.50%	2.36%		2.44%	2.50%
Ratio of Net Expenses to Average Net Assets (excluding waivers and reimbursement of expenses)	3.57%	2.64%	2.36%		2.58%	2.63%
Ratio of Net Investment Loss to Average Net Assets	(2.02)%	(1.54)%	(1.61)%		(1.64)%	(1.91)%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursements of expenses)	(3.09)%	(1.68)%	(1.61)%		(1.78)%	(2.02)%
Portfolio Turnover Rate	219%	38%	115%		104%	68%

(a)  In May, 2006 the Adviser made a payment to the Small Cap Growth Fund which increased the total return by 0.35%.

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Needham Growth Fund
Needham Aggressive Growth Fund
Needham Small Cap Growth Fund

Prospectus

May 1, 2009

For investors who want more information about the Funds, the following documents are available upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional Information: The Funds' Statement of Additional Information ("SAI") provides more detailed information about the Funds and is incorporated into this Prospectus by reference, making it legally part of this Prospectus.

The Funds' Annual Report, Semi-Annual Report and SAI are available, without charge, upon request by contacting the Funds' Transfer Agent, Citi Fund Services Ohio, Inc., at 1-800-625-7071. Shareholder inquiries should be directed to The Needham Funds, Inc., c/o Citi Fund Services Ohio, Inc., PO Box 183033, Columbus, Ohio 43218-3033. Correspondence sent by overnight courier should be sent to The Needham Funds, Inc., c/o Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3033. Shareholders may also make inquiries regarding the Funds by telephone by calling 1-800-625-7071. The Funds make available the SAI and annual and semi-annual reports, free of charge, on the Funds' website at www.needhamfunds.com. The SAI, annual and semi-annual reports, and other information are available by e-mail request by sending an e-mail to webmail@needhamco.com.

You also can review the Funds' Annual Report, Semi-Annual Report and SAI at the Securities and Exchange Commission's Public Reference Room. Text-only copies can be obtained from the SEC for a fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549, 202-551-8090 or by electronic request at publicinfo@sec.gov. Copies also can be obtained free from the SEC's website at www.sec.gov.

Investment Company Act
File No. 811-9114

THE NEEDHAM FUNDS, INC.

NEEDHAM GROWTH FUND
NEEDHAM AGGRESSIVE GROWTH FUND

NEEDHAM SMALL CAP GROWTH FUND

445 Park Avenue

New York, New York 10022-2606

The Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in the equity securities of public companies with strong, above-average prospective long-term growth rates at value prices.

The Aggressive Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in the equity securities of public companies with strong, above-average prospective long-term growth rates.

The Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in the equity securities of smaller growth companies which the Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth.

The Growth Fund, the Aggressive Growth Fund and the Small Cap Growth Fund are each series of The Needham Funds, Inc., which is an open-end management investment company under the Investment Company Act of 1940.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Funds, dated May 1, 2009.  It is intended to provide additional information regarding the activities and operations of The Needham Funds, Inc.  A copy of the Prospectus may be obtained at no charge by contacting the Funds’ administrator, Citi Fund Services Ohio, Inc., PO Box 183033, Columbus, Ohio 43219 or by calling 1-800-625-7071. This Statement of Additional Information is incorporated by reference into the Funds’ Prospectus.

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DESCRIPTION OF THE FUNDS AND INVESTMENT OBJECTIVES AND POLICIES

The Needham Funds, Inc. is an open-end management investment company organized as a corporation under the laws of the State of Maryland on October 12, 1995.  This Statement of Additional Information relates to the Growth Fund, the Aggressive Growth Fund and the Small Cap Growth Fund (each a “Fund” and together, the “Funds”) which are each non-diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), series of The Needham Funds, Inc.

The Needham Funds, Inc. is an open-end management investment company under the 1940 Act.  The Funds are each offered on a no-load basis.

The Growth Fund seeks long-term, tax-efficient capital appreciation through investing in equity securities of growth companies with superior long-term growth rates at value prices.  The Aggressive Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in equity securities of public companies with strong, above-average prospective long-term growth rates.  Under normal conditions, the Growth and Aggressive Growth Funds invest at least 65% of their respective total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System.  The balance of the Growth and Aggressive Growth Funds’ assets may be held in cash or invested in other securities, including other equity securities, foreign securities, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various debt instruments.

The Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in equity securities of smaller growth companies which the Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth.  Under normal conditions, the Small Cap Growth invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding (i) $2 billion, or (ii) the highest market capitalization in the Russell 2000® Index, if greater.  As of March 31, 2009, the highest market capitalization in the Russell 2000 Index was $4.059 billion.  The balance of the Small Cap Growth Fund’s assets may be held in cash or invested in other securities, including equity securities of larger companies, foreign securities, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various debt instruments.

In addition to the principal investment strategies and techniques and the principal risks of the Funds described in the Prospectus, the Funds may utilize other investment techniques and may be subject to the additional risks which are described below.

Debt Securities

The Funds may buy debt securities of all types issued by both domestic and foreign issuers, including government securities, corporate bonds and debentures, commercial paper, and certificates of deposit.  Under normal conditions, the Growth Fund and the Aggressive Growth Fund may invest a maximum of 35% of their total assets in debt securities and the Small Cap Growth Fund may invest a maximum of 20% of its net assets in debt securities.

Lower-Rated Debt Securities

The Funds may purchase lower-rated debt securities, sometimes referred to as “junk” or “high yield bonds” (those rated BB or lower by Standard & Poor’s Ratings Group (“S&P”) or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)).  However, no more than 10% of each Fund’s total assets (such 10% also being included in the 35% or 20% limitation, respectively, stated above) may be invested in non-investment grade debt securities.  These securities are considered to be highly speculative, may have poor prospects of attaining investment standing and may be in default.  Like those of other fixed-income securities, the value of lower-rated securities fluctuates in response to changes in interest rates.  In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

The lower ratings of certain securities held by the Funds reflect the greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both may impair the ability of the issuer to make payments of interest and principal.  A number of factors, including the ability of the issuer to make timely payments, could lessen liquidity and limit the Funds’ ability to sell at prices approximating the values placed on such securities.  In the absence of a liquid trading market for securities held by the Funds, it may be difficult to establish the fair market value of these securities.  The rating assigned to a security by Moody’s or S&P does not reflect an assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.

Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

Issuers of lower-rated securities are often highly leveraged and, consequently, their ability to service their debt during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may be unable to repay debt at maturity by refinancing.  The risk of loss due to default is significantly greater because such securities frequently are unsecured and subordinated to senior indebtedness.  Certain of the lower-rated securities in which the Funds may invest are issued to raise funds in connection with the acquisition of a company.  The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

In order to enforce its rights in the event of a default under such securities, a Fund may be required to take possession of and manage assets securing the issuer’s obligations on such securities.  This may increase the Fund’s operating expenses and adversely affect the Fund’s net asset value.  The Funds may also be limited in their ability to enforce their rights and may incur greater costs in enforcing their rights in the event an issuer becomes the subject of bankruptcy proceedings.

Other Debt Securities

Zero-coupon securities are debt securities which are usually issued at a deep discount and do not provide for payment of interest prior to maturity.  The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes.  Even though zero-coupon securities do not pay current interest in cash, the Funds are nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to their respective shareholders.  Thus, the Funds could be required at times to liquidate other investments in order to satisfy their distribution requirements.

When other debt obligations are stripped of their unmatured interest coupons by the holder, the stripped coupons are sometimes sold separately.  The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments.  Purchasers of stripped principal obligations acquire, in effect, discount obligations that are economically identical to zero-coupon bonds.

Risks of Debt Securities

General.  Yield on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.  Issuers may prepay fixed rate debt securities when interest rates fall, forcing a Fund to invest in securities with lower interest rates.  Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.  The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk.  The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates.  The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All debt securities, including U.S. government securities, can change in value when there is a change in interest rates.  As a result, an investment in a Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.

Credit Risk.  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities.  The financial condition of an issuer of a debt security held by a Fund may cause it to default on interest or principal payments due on a security.  This risk generally increases as security credit ratings fall.

Convertible Securities

The Funds may invest in convertible securities: that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks.  Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities.  Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes and, therefore, also tends to follow movements in the general market for equity securities.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero-coupon securities, accretion of income) with generally higher yields than common stocks.  However, convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer.  However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Foreign Securities

Under normal conditions, the Growth Fund and the Aggressive Growth Fund invest at least 65% of their total assets in the equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System, and the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding (i) $2 billion, or (ii) the highest market capitalization in the Russell 2000® Index, if greater.  However, the Funds may invest the balance of their assets in foreign securities, including depositary receipts. Certain of the Funds’ investments may be of securities in issuers located in countries having repatriation restrictions.  Investment in securities subject to repatriation restrictions of more than seven days will be considered illiquid securities and will be subject to each Fund’s 15% limitation on investment in illiquid securities.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Further, by investing in foreign securities, the Funds may encounter greater difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

Because foreign securities typically will be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations and costs will be incurred in connection with conversions between currencies.  A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds’ securities denominated in that currency.  Such changes will also affect the Funds’ income and distributions to shareholders.  The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations and the Funds therefore may engage in certain foreign currency hedging strategies.  Such hedging strategies may include the purchase and sale of foreign currencies on a spot or forward basis or the purchase and sale of options or futures contracts with respect to foreign currencies.  Such strategies involve certain investment risks and transaction costs to which the Funds might not otherwise be subject.  These risks include dependence on the Adviser’s ability to predict movements in exchange rates, as well as the difficulty of predicting, and the imperfect movements between, exchange rates and currency hedges.

Investments may be made from time to time in companies in developing countries as well as in developed countries.  Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial state of industrialization.  Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries and securities markets which trade a small number of securities.  Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.  There are substantial risks involved in investing in securities issued by developing country companies which are in addition to the usual risks inherent in foreign investments.  Some countries in which the Funds may invest may have fixed or managed currencies.  Further, certain currencies may not be traded internationally.  Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar.  Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on that Fund.

With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries.  There may be less publicly available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those of the United States.  There is generally less government supervision and regulation for exchanges, financial institutions and issuers in foreign countries than there is in the United States.  Moreover, certain foreign investments may be subject to foreign withholding taxes.  Foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon.  The inability of the Funds to make intended securities purchases due to settlement problems could cause the Funds to miss attractive investment opportunities.  Inability of the Funds to dispose of a security due to settlement problems could also result either in losses to the Funds due to subsequent declines in value of the security or, if the Funds have entered into a contract to sell the securities, could result in possible liability to the purchaser.

Foreign securities such as those purchased by the Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.  Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Foreign Currency Transactions

Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Funds with regard to overall diversification strategies.  Although the Funds value their respective assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis.  The Funds may do so from time to time and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer.  Each Fund may use forward contracts, along with futures contracts and put and call options, to “lock in” the U.S. dollar price of a security bought or sold and as part of its overall hedging strategy.  The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through purchasing put and call options on, or by entering into, futures contracts or forward contracts to purchase or sell foreign currencies.  See “Forward Foreign Currency Exchange Contracts” and “Futures and Options Transactions.”

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward currency contract prices.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward contracts as a hedge against future fluctuations in foreign exchange rates.  A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a fixed amount of U.S. dollars or foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at the price set at the time of the contract.  Unlike foreign currency futures contracts, which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

The Funds may enter into forward contracts under various circumstances.  For example, a Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to “lock-in” the price of the security in U.S. dollars or some other foreign currency which the Fund is holding.  By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars or other currency for the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against any adverse movements in exchange rates between the time the security is purchased or sold and the date on which payment is made or received.  The Funds may also purchase a forward contract to hedge against an anticipated rise in a currency versus the U.S. dollar or other currency, pending investment in a security denominated in that currency.

The Funds may enter into a forward contract to sell or purchase, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged or purchased are denominated approximating the value of some or all of the portfolio securities to be hedged or purchased.  This method of hedging, called cross-hedging, will be used when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.  The Funds are permitted to enter into forward contracts with respect to currencies in which certain of their respective portfolio securities are denominated and on which options have been written.

In certain of the above circumstances a Fund may have realized fewer gains than had that Fund not entered into the forward contracts.  Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Custodial Trust Company, the Funds’ Custodian, will place cash or liquid equity or debt securities into a segregated account of each Fund in an amount equal to the value of that Fund’s total assets committed to the consummation of forward foreign currency contracts.  If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of that Fund’s commitments with respect to such contracts.  At maturity of a forward currency contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency prior to maturity by purchasing an “offsetting” contract with the same currency trade obligating it to purchase, on the same maturity date, the same amount of the foreign currency.  There can be no assurance, however, that a Fund will be able to effect such a closing purchase transaction.

Futures and Options Transactions

The use of financial futures contracts and options on such futures contracts may reduce the Funds’ exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline.  Similarly, such investments may protect the Funds against fluctuations in the value of securities in which the Funds are about to invest.

The use of financial futures contracts and options on such futures contracts as hedging instruments involves several risks.  First, there can be no assurance that the prices of the futures contracts or options and the hedged security will move as anticipated.  If prices do not move as anticipated, the Funds may each incur a loss on their respective investment.  Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities which are being hedged.  Third, the effective use of options and futures contracts also depends on the Funds’ ability to terminate options and futures positions as desired.  There can be no assurance that there will be a sufficiently liquid market for the Funds to effect closing transactions at any particular time or at an acceptable price.  If a Fund cannot close a futures position, or if limitations imposed by an exchange or board of trade on which futures contracts are traded prevent that

Fund from closing out a contract, that Fund may incur a loss or may be forced to make or take delivery of the underlying securities or currencies at a disadvantageous time.

In addition, the purchase or sale of futures contracts or sale of options on futures contracts involves the risk that the Funds could lose more than the original margin deposit required to initiate the transaction.  The purchase of options on futures contracts involves less potential risk than the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the options plus transaction costs.  Although the maximum amount at risk when the Funds purchase an option on a security, currency, index or futures contract is the premium paid for the option plus transaction costs, there may be circumstances when the purchase of an option would result in a loss to the Funds, whereas the purchase of the underlying security, currency or futures contract would not, such as when there is no movement in the level of the underlying security, currency or futures contract.  The value of an options or futures position relating to a non-U.S. currency may vary with changes in the value of either the currency involved or the U.S. dollar or both and has no relationship to the investment merits of individual non-U.S. securities held in a hedged investment portfolio.

The Funds may write covered call options on underlying portfolio securities, whether equity or debt, on stock or bond indices and on currencies in which the Funds invest.  Covered call writing may be used for hedging purposes and for closing long call positions and for achieving incremental income.  A call option will be considered covered for a particular Fund if that Fund (i) owns the security or currency underlying the written option, (ii) holds a call option on the underlying security, currency or index with a similar exercise price or (iii) maintains sufficient cash, cash equivalents or liquid high-grade securities sufficient to cover the market value of the option.

The Funds may also write covered put options.  This technique will be used when a Fund seeks to purchase a security, or group of securities in the case of an index option, at a price equal to or less than the prevailing market price at the time of the put sale.  The Funds may also sell covered puts for achieving incremental income.  A put will be considered covered for a particular Fund if that Fund (i) maintains cash, cash equivalents or liquid, high-grade debt obligations sufficient to cover the exercise price of the option, (ii) holds a put option on the underlying security with an exercise price equal to or greater than the exercise price of the written put or (iii) where the exercise price of the purchased put is lower than that of the written put, the Fund maintains sufficient cash, cash equivalents or liquid high-grade debt obligations equal to the difference.  Puts may also be written in order to close long put positions.  In calculating the 5% limitation on options, futures and forward transactions, other than for hedging purposes, each Fund shall include the premiums paid on options and options on futures (excluding in-the-money amounts on such options) and the initial margin deposits on its futures positions.

In order to fix the cost of future purchases, the Funds may purchase calls on equity and debt securities that the Adviser intends to include in the Funds’ portfolios.  Calls may also be used to participate in an anticipated price increase of a security without taking on the full risk associated with actually purchasing the underlying security.  The Funds may purchase puts to hedge against a decline in the market value of portfolio securities.

Repurchase Agreements and Reverse Repurchase Agreements

The Funds will only enter into repurchase agreements where (i) the underlying securities are of the type which the Funds’ investment policies would allow the Funds to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.  A Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The Funds may enter into reverse repurchase agreements in which the Funds sell securities and agree to repurchase them at a mutually agreed date and price.  Generally, the Funds will be able to keep the interest income associated with those portfolio securities while the securities reside with the other party to the agreement.  Such transactions are advantageous to a Fund if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash raised through the transaction.

Reverse repurchase agreements involve the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price.  In the event the other party under a reverse repurchase agreement becomes bankrupt or insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

Securities Lending

The Funds may lend their respective portfolio securities, provided that with regard to each Fund (i) the loan is secured continuously by collateral consisting of U.S. government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Fund may at any time call the loan and regain the securities loaned, (iii) the Fund will receive any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Fund as the Directors may establish, but not to exceed 20%.  In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

Before a Fund enters into a loan, the Adviser considers the relevant facts including the creditworthiness of the borrower.  The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Indexed Securities

The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  The performance of indexed securities largely depends on the performance of the security, currency, commodity or other instrument to which they are indexed, as well as general economic factors in the U.S. or abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instrument itself.

Additional Risks Associated with Hedging Instruments

The Funds’ ability to hedge effectively all or a portion of their securities depends upon the ability of the Adviser to predict correctly the degree to which price movements of securities held in the Funds’ portfolios correlate to the price movements of the relevant hedging instruments.  In addition, the effectiveness of any hedging strategy using index options, index futures, interest rate options or interest rate futures depends upon the correlation between the components of the underlying index and the securities held by the Funds.

Short Sales

The Funds may make short sales.  A short sale occurs when a borrowed security is sold in anticipation of a decline in its price.  If the decline occurs, shares equal in number to those sold short can be purchased at the lower price.  If the price increases, the higher price must be paid.  The purchased shares are then returned to the original lender.  Risk arises because no loss limit can be placed on the transaction.  When a Fund enters into a short sale, assets equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund’s records and maintained until the Fund meets its obligations under the short sale.

A Fund will not sell securities short unless it (1) owns or has a right to acquire an equal amount of such securities, or (2) has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities.  The segregated amount will not exceed 25% of the Fund’s net assets.  While in a short position, the Fund will retain the securities, rights, or segregated assets.  Short selling may accelerate the recognition of gains.

Other Permitted Investments

The Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act and applicable rules thereunder.  As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses thus would be in addition to the advisory fees and other expenses that each Fund bears in connection with its own operations.

The Funds may invest in exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

The Funds may also purchase or sell portfolio securities on a when-issued or delayed delivery basis in compliance with applicable 1940 Act guidelines.  When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to that Fund at the time of entering into the transaction.

Each Fund may also invest up to 15% of its net assets in illiquid securities, including restricted securities, (i.e., securities that are not readily marketable without registration under the Securities Act of 1933 (the “1933 Act”)) and other securities that are not readily marketable.  The Funds may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act, and the Board of Directors of The Needham Funds, Inc. may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities.

Recent Market Events

Recent events in the financial sector have resulted, and many continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.  In response, the U.S. government has taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.  The reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.  It may result in issuers having more difficulty obtaining financing, which may, in turn, cause a decline in stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

Portfolio Holdings

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the disclosure to shareholders and third parties of nonpublic information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board of

Directors of the Funds.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov, by contacting Citi Fund Services Ohio, Inc., PO Box 183033, Columbus, Ohio 43218-3033 or by calling 1-800-625-7071.

These policies and procedures prohibit the release of nonpublic information concerning portfolio holdings of the Funds to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, rating and ranking organizations, third party service providers and all other parties that are not affiliated with the Adviser, except in the following circumstances:

(A) From time to time, fund-rating companies such as Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent the potential misuse of any nonpublic portfolio holdings information, the Funds generally will permit the disclosure of such nonpublic information to fund-rating companies only as of the end of the most recent calendar quarter, with a lag of at least thirty (30) days.  In addition, the Funds’ Chief Compliance Officer, on a case by case basis, may permit disclosure of nonpublic information regarding portfolio holdings to fund-rating companies at differing times , with a lag of at least thirty (30) days.

(B) The Funds’ service providers, such as its custodians, fund administrators, fund accountants, legal counsel and transfer agents, who are subject to duties of confidentiality, including a duty not to trade on nonpublic information, whether imposed by law or contract, may receive nonpublic portfolio holdings information in connection with their services to the Funds.

(C) Circumstances in which the Funds are required by applicable law or regulation or by judicial or administrative process to disclose such information to a governmental authority.

(D) Other circumstances, but only after the Board of Directors has determined that disclosure of nonpublic information about the Funds’ portfolio holdings may be permitted because (i) both the person requesting the selective disclosure and the Funds have legitimate business purposes for the disclosure; (ii) the selective disclosure is in the best interest of the Funds and their shareholders and does not compromise the integrity or performance of the Funds; and (iii) the Funds’ Chief Compliance Officer has ensured that (A) the recipient is subject to an agreement that requires the recipient and, if applicable, its employees, to keep the nonpublic information confidential and not to purchase or sell the Funds’ shares or the Funds’ portfolio holdings before the portfolio holdings become public; (B) the recipient will utilize the information to reach certain conclusions about the investment characteristics of the Funds and will not use the information to facilitate or assist in any investment program; (C) the recipient will not provide access to the nonpublic information to third parties, other than those Fund service providers who need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality; and (D) neither the Funds, the Adviser or any affiliate of the Adviser or any of their respective employees receives any compensation or other consideration in connection with the selective disclosure of the Funds’ portfolio holdings information.  In addition, the Funds’ Chief Compliance Officer must have approved such selective disclosure.

There are currently no ongoing arrangements to make available information about the Funds’ portfolio securities, other than as described above.  The Board receives and reviews at least annually a list of persons approved to receive nonpublic portfolio holdings information and the purpose for which it has been furnished.  The Board monitors any dissemination of the Funds’ portfolio holdings information to address potential conflicts of interest that could arise between the interests of the Funds’ shareholders and the interests of the Adviser and its affiliates.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by each Fund as fundamental policies and may only be changed with regard to each Fund by the affirmative vote of a majority of that Fund’s outstanding shares.  The term “majority of that Fund’s outstanding shares” means the vote of (i) 67% or more of that Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

These investment restrictions provide that each Fund may not:

1.             Make investments for the purpose of exercising control or management of the issuer;

2.             Purchase or sell real estate or real estate mortgage loans (provided that such restriction shall not apply to securities secured by real estate or an interest therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts (except that the Fund may deal in forward foreign exchange between currencies and the Fund may purchase and sell interest rate and currency options, futures contracts and related options and indexed notes and commercial paper), or interests or leases in oil, gas or other mineral exploration or development programs (provided that such restriction shall not apply to securities issued by companies which invest in oil, gas or other mineral exploration or development programs);

3.             Except as described in the Prospectus, purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin);

4.             Borrow amounts and pledge assets in connection therewith in excess of 25% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure, including to meet redemptions or to settle securities transactions and provided further that no additional investments shall be made while borrowings exceed 5% of total assets;

5.             Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, short sales, or entering into permissible reverse repurchase agreements, and options and futures transactions;

6.             Underwrite any issuance of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

7.             Make loans of its securities exceeding 20% of its total assets; and

8.             Invest 25% or more of its net assets in one or more issuers conducting their principal business in the same industry.

As matters of non-fundamental policy, each Fund may not:

1.             Invest more than 25% of the value of its assets in the securities of (a) any single issuer (other than the government or another regulated investment company), (b) two or more issuers that are engaged in the same or similar trades or business if they are both controlled by the Fund, or (c) certain publicly-traded partnerships;

2.             With respect to 75% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any issuer;

3.             Sell short securities the underlying value of which exceeds 25% of the value of the net assets of the Fund.  Any short sale up to such limit must be fully collateralized and each Fund will also limit its short sales in any one issuer’s securities to 2% of the value of the Funds’ net assets and will not sell short more than 2% of any one class of the issuer’s securities.

4.             Invest in real estate limited partnerships not traded on a national securities exchange, except that a Fund may purchase or sell securities issued by entities engaged in the real estate industry or instruments backed by real estate;

5.             Invest in warrants (other than warrants acquired by the Fund as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Fund’s net assets, provided that any warrants in which the Fund is short “against the box” will be netted for purposes of this 5% limitation; and

6.             Invest more than 35% (20% of net assets in the case of the Small Cap Growth Fund) of its total assets in debt securities and invest more than 10% of its total assets in non-investment grade debt securities (such 10% limitation to be included in the 35% (20% of net assets in the case of the Small Cap Growth Fund) limitation).

As a matter of non-fundamental policy, each Fund must invest at least 50% of the value of its assets in (a) cash, cash items, government securities and securities of other regulated investment companies, and (b) the securities of other issuers as long as (i) the Fund does not own more than 10% of the outstanding voting securities of any single issuer and (ii) the value of the securities of any such issuer owned by the Fund does not exceed 5% of the Fund’s assets.

These restrictions are not fundamental policies and may be changed with respect to any Fund by the Board of Directors without a shareholder vote, to the extent permitted by applicable law including rules of the Securities and Exchange Commission.  Except as otherwise may be specifically stated herein, the Funds’ other investment policies stated in this Statement of Additional Information and in the Prospectus are not considered fundamental and may be changed by the Board of Directors at any time without a shareholder vote if and to the extent any such changes are consistent with the requirements of the 1940 Act.

If a percentage restriction is adhered to at the time of the investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.  The affected Fund shall, however, reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.

INVESTMENT ADVISER

The investment adviser of the Funds is Needham Investment Management L.L.C. (the “Adviser”), a Delaware limited liability company, pursuant to a Restated Investment Advisory Agreement with The Needham Funds, Inc., dated as of October 21, 2004, together with the Fee Waiver Agreement between the Funds and the Adviser (the “Advisory Agreement”).  The Adviser furnishes investment programs for the Funds and determines, subject to the overall supervision and review of the Board of Directors, what investments should be purchased, sold and held.  The Adviser is one hundred percent (100%) owned by Needham Asset Management, LLC, which is wholly-owned by Needham Holdings, LLC (which in turn is wholly-owned by the parent holding company, The Needham Group, Inc.). Mr. Needham may be deemed to be a control person of Needham Asset Management, LLC based upon his position as an officer, director and/or stockholder of that entity or a controlling entity.  See “Management” and “The Distributor and Distribution of the Shares” in this Statement of Additional Information.

Under the terms of the Advisory Agreement, and at the direction of the Board of Directors, the Adviser maintains records and furnishes or causes to be furnished all required reports or other information concerning the Funds to the extent such records, reports and other information are not maintained by the Funds’ Administrator, Shareholder Servicing Agent, Custodian or other agents.

The Adviser provides the Funds with office space, facilities and certain business equipment and provides the services of consultants and executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all executive and clerical personnel and Directors of The Needham Funds, Inc. if such persons are employees or affiliates of the Adviser or its affiliates.

The expenses borne by each Fund include: the charges and expenses of the shareholder servicing and dividend disbursing agent; custodian fees and expenses; legal and auditors’ fees and expenses; brokerage commissions for portfolio transactions; taxes, if any; the advisory fee; extraordinary expenses (as determined by the Board of Directors of The Needham Funds, Inc.); expenses of shareholder and Director meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders; expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders; expenses of registering and qualifying shares for sale (including compensation of the Adviser’s employees in relation to the time spent on such matters); expenses relating to the Amended and Restated Plan of Distribution (“the Plan”); fees of Directors who are not “interested persons” of the Adviser; fidelity bond and errors and omissions insurance premiums; the cost of maintaining the books and records of that Fund; and any other charges and fees not specifically enumerated as an obligation of the Distributor (as hereinafter defined) or Adviser.

The fee payable by each Fund to the Adviser is accrued daily and paid monthly.  For the Aggressive Growth Fund and Small Cap Growth Fund, this fee will be reduced to the extent expenses of that Fund exceed certain limits as specified in the Prospectus.

For the fiscal years ended December 31, 2008, 2007 and 2006, the Funds paid the following advisory fees:

	Fees Paid			Fees Waived or Reimbursed
Fund	2008	2007	2006	2008	2007	2006
Growth Fund	$1,878,037	$2,997,821	$3,319,256	N/A	N/A	N/A
Aggressive Growth Fund	157,717	246,893	223,400	$16,382	$0	$0
Small Cap Growth Fund	12,078	127,441	219,207	69,290	16,045	0

THE DISTRIBUTOR AND DISTRIBUTION OF THE SHARES

Shares of the Funds are offered on a continuous basis and are currently distributed through Needham & Company, LLC, 445 Park Avenue, New York, New York 10022 (the “Distributor”).  The Board of Directors of The Needham Funds, Inc. has approved a Distribution and Services Agreement (the “Distribution Agreement”) appointing the Distributor as a distributor of shares of the Funds.

The Distribution Agreement provides that the Distributor will bear the cost and expense of printing and distributing any materials not prepared by the Funds and other materials used by the Distributor in connection with its offering shares of the Funds.  Each Fund will pay all fees and expenses in connection with registering and qualifying its shares under Federal and state securities laws.

To compensate the Distributor and other service providers for the distribution and/or shareholder-related services provided by them, each Fund has adopted the Plan pursuant to Rule 12b-1 under the 1940 Act.  Fees paid by the Funds under the Plan will be used for promotional, distribution and shareholder-related services incurred only during the applicable year.  Pursuant to the Plan, the service providers are required to provide the Funds at least quarterly with a written report of the amounts expended under the Plan and the purpose for which such expenditures were made.  The Board of Directors of The Needham Funds, Inc. reviews such reports on a quarterly basis.

The Plan has been approved on behalf of each Fund by the Board of Directors of The Needham Funds, Inc., including a majority of the Directors who are not “interested persons” of The Needham Funds, Inc. and who have no direct or indirect financial interest in the operation of the Plan.  The Plan continues in effect as to each Fund, provided such continuance is approved annually by a vote of the Directors in accordance with the 1940 Act.  Information with respect to distribution revenues and expenses will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Plan.  In the review of the Plan, the Directors will be asked to take into consideration expenses incurred in connection with the distribution of shares.  The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to any Fund without approval of the shareholders of that Fund, and all material amendments of the Plan must also be approved by the Directors in the manner described above.  The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Directors who are not “interested persons” of The Needham Funds, Inc. and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on not more than 30 days written notice to any other party to the Plan.  The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).  So long as the Plan is in effect, the election and nomination of Directors who are not “interested persons” of The Needham Funds, Inc. shall be committed to the discretion of the Directors who are not “interested persons.” The Directors have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and their respective shareholders.  The Funds will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the 1940 Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place.

The Funds have entered into service agreements with the Distributor and other entities.  Though the terms of the Funds’ agreements vary, service providers generally are required to provide various shareholder services to the Funds, including records maintenance, shareholder communications, transactional services, tax information and reports, and facilitation of purchase and redemption orders.  Payments generally are made under the Plan at the annual rate of 0.25% of the value of each Fund’s shares held in accounts maintained by each such service provider.  In the case of certain of the Funds’ agreements, the Adviser is required to pay an additional 0.10% (or other percentage) of the value of all Fund shares held in such accounts out of its financial resources other than 12b-1 fees.  The Funds are required to make these payments to its service providers regardless of any actual expenses incurred by them.

The Growth Fund incurred total expenses of $375,608, $599,562 and $663,849 during fiscal years 2008, 2007 and 2006, respectively, under its agreements with the Distributor and other service providers.  During fiscal year 2008, the Growth Fund incurred $89,992 to the Distributor, $172,126 to Charles Schwab & Co., Inc. (“Schwab”) and $118,627 to National Financial Services, LLC (“National”).  During fiscal year 2007, the Growth Fund incurred $135,106 to the Distributor, $286,186 to Schwab and $203,125 to National.  During fiscal year 2006, the Growth Fund incurred $128,924 to the Distributor, $189,126 to Schwab and $166,971 to Fidelity Investment Services.

The Aggressive Growth Fund incurred total expenses of $34,820, $49,378, and $44,680 during fiscal years 2008, 2007 and 2006, respectively, under its agreements with the Distributor and other service providers.  During fiscal year 2008, the Aggressive Growth Fund incurred $22,849 to the Distributor and $24,000 to Schwab.  During fiscal year 2007, the Aggressive Growth Fund incurred $32,121 to the Distributor and $24,000 to Schwab.  During fiscal year 2006, the Aggressive Growth Fund incurred $29,461 to the Distributor and $11,807 to Bear Stearns & Co. Inc. (“Bear Stearns”).

The Small Cap Growth Fund incurred total expenses of $16,274, $28,697 and $43,841 during fiscal years 2008, 2007 and 2006, respectively, under its agreements with the Distributor and other service providers. During fiscal year 2008, the Small Cap Growth Fund incurred $6,225 to the Distributor and $24,000 to Schwab.  During fiscal year 2007, the Small Cap Growth Fund incurred $13,984 to the Distributor and $24,000 to Schwab.  During fiscal year 2006, the Small Cap Growth Fund incurred $20,827 to the Distributor and $7,568 to Bear Stearns.

During the last fiscal year, the Funds paid or incurred the following amounts for the following services under the Plan:

Service	Growth Fund	Aggressive Growth Fund	Small Cap Growth Fund
Advertising	$—	$—	$—
Printing and mailing prospectus to other than current shareholders	—	—	—
Compensation to broker-dealers	375,608	34,820	16,274
Compensation to sales personnel	—	—	—
Interest, carrying, or other financing charges	—	—	—
Other	—	—	—

ADMINISTRATION SERVICES,
FUND ACCOUNTING, TRANSFER AGENCY AND OTHER SERVICES

The Needham Funds, Inc. and Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”) have entered into a master services agreement (the “Master Services Agreement”) effective June 6, 2005.  Citi, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.  The Administrator provides administration services to other investment companies.

Under the Master Services Agreement, the Administrator provides the Funds with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Funds, preparation of reports, assistance with compliance monitoring of the Funds’ activities, and certain supplemental services in connection with the Funds’ obligations under the Sarbanes-Oxley Act of 2002. The Master Services Agreement shall remain in effect for a period of one year until June 5, 2010, and shall continue in effect for successive one year periods subject to review at least annually by the Directors of the Company unless terminated by either party by written notice at least 90 days prior to the end of the initial term or a successive one year period.  Under the Master Services Agreement, Citi is entitled to receive an asset-based fee for administrative and fund accounting services of 7.00 basis points (0.070%) on the first $750 million of the Funds’ average daily net assets and 6.5 basis points (0.065%) of the Funds’ average daily net assets exceeding $750 million.  The Administrator also provides transfer agent and other services pursuant to this agreement for additional fees.

For the fiscal years ending December 31, 2008, 2007 and 2006 the Funds paid the following fees to the Administrator:

	Fees Paid
Fund	2008	2007	2006
Growth Fund	$114,583	$175,248	$172,620
Aggressive Growth Fund	19,059	21,256	18,785
Small Cap Growth Fund	13,883	16,386	19,921

PORTFOLIO MANAGERS

The following table shows information regarding other accounts managed by each portfolio manager as of December 31, 2008.

	Number of Other Accounts Managed/Total Assets in Accounts ($)			Other Accounts with Performance-Based Fees
Name of Portfolio Manager/Names of Funds	Registered Investment Companies	Other Pooled Investment Vehicles (“PIV”)	Other Accounts	Number & Category	Total Assets ($)
Bernard Lirola/ Growth Fund and Aggressive Growth Fund	None	None	None	None	N/A
Chris Retzler/ Growth Fund and Small Cap Growth Fund	None	None	None	None	N/A

Mr. Lirola and Mr. Retzler are compensated by the Adviser with an annual salary and bonus, both of which vary from year-to-year, based on a variety of factors, including overall profitability of the firm, the profitability of the asset management activities of the firm, and assessments by the senior management of the firm of the contributions of said individuals to the success of the firm.  The portfolio managers’ compensation is not based on the Funds’ pre- or after-tax performance or on the value of assets held in each Fund’s portfolio.

One of the components of the bonus pool which both Mr. Lirola and Mr. Retzler are eligible to participate in each year is the performance fees which may be received by affiliates of The Needham Group, Inc. for managing non-registered investment accounts.  The bonus pool is also composed of profits from the other business units of the firm, such as trading and investment banking.

The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager as of December 31, 2008.

Name of Portfolio Manager	Names of Funds Managed	Range of Securities Owned
Bernard Lirola	Growth Fund	$100,001-$500,000
	Aggressive Growth Fund	None
Chris Retzler	Growth Fund	None
	Small Cap Growth Fund	$100,001-$500,000

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.  In transactions on stock and commodity exchanges in the U.S., these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the U.S.  In the case of securities traded on the over-the-counter markets, there are generally no stated commissions, but the price usually includes an undisclosed commission or markup.  In underwritten offerings, the price includes a disclosed, fixed commission or discount.  The Funds may invest in obligations which are normally traded on a “principal” rather than agency basis.  This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.  A dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the obligation.

In purchasing and selling each Fund’s portfolio investments, it is the Adviser’s policy to obtain quality execution at the most favorable prices through responsible broker-dealers.  In selecting broker-dealers, the Adviser will consider various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services rendered on a continuing basis; and the reasonableness of any commissions.

The Adviser may cause each Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services, as defined in Section 28(e) of the Securities Exchange Act of 1934, which have been provided.  Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.  Any such research and other information provided by brokers to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under the Advisory Agreement.  The research services provided by broker-dealers can be useful to the Adviser in serving any other clients or clients of the Adviser’s affiliates.  For the year ended December 31, 2008, no Fund paid brokerage commissions under arrangements covering research services of the type contemplated by Section 28(e).  The Board of Directors of The Needham Funds, Inc. periodically reviews the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and reviews the commissions paid by each Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser or affiliated companies.  Occasions may arise, however, when the same investment decision is made for more than one client’s account.  It is the practice of the Adviser to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable.  The principal factors which the Adviser considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the availability in the particular account of funds for investment.  Portfolio securities held by one client of the Adviser may also be held by one or more of its other clients or by clients of its affiliates.  When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client.  There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Consistent with the Rules of Fair Practice of the Financial Industry Regulatory Authority (“FINRA”) and subject to seeking the most favorable price and execution available and such other policies as the Board of Directors may determine, the Funds may employ Needham & Company, LLC (which is the Funds’ Distributor) as a broker consistent with the rules under the 1940 Act and the Funds’ Rule 17e-1 procedures.  For the years ended December 31, 2008, 2007 and 2006 each Fund paid brokerage commissions on portfolio transactions as shown in the table below.

Fund	Year Ended	Total Brokerage Commissions Paid	Total Brokerage Commissions Paid to the Distributor
Growth Fund	2008	$286,315	$66,018
	2007	$298,772	$8,533
	2006	$311,602	$44,435
Aggressive Growth Fund	2008	$42,626	$2,628
	2007	$36,263	$246
	2006	$33,958	$282
Small Cap Growth Fund	2008	$80,356	$7,042
	2007	$30,392	$1,312
	2006	$92,534	$12,237

For the year ended December 31, 2008, each Fund’s portfolio transactions with the Distributor involved the percentages indicated in the following table:

Fund	% of Total Brokerage Commissions Paid to the Distributor	% of Total Transactions Involving Commissions Paid to the Distributor
Growth Fund	23.06%	20.71%
Aggressive Growth Fund	6.17%	3.97%
Small Cap Growth Fund	8.76%	9.35%

As of December 31, 2008, the Funds did not hold investment securities of their regular broker-dealers where their regular broker-dealer derived more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser during the most recent fiscal year.

While it is the policy of the Funds generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period (subject to compliance with certain tax requirements for qualification as a regulated investment company) if, in the judgment of the Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions.  The Funds may pay a greater amount in brokerage commissions than similar size funds with a lower turnover rate.  In addition, since the Funds may have a high rate of portfolio turnover, the Funds may realize capital gains or losses.  Capital gains will be distributed annually to the shareholders.  Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level and carried forward for up to eight years to the extent there are no gains to offset for a particular year.  See “Taxes” in this Statement of Additional Information. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Investment Adviser’s investment outlook.  Each Fund’s portfolio turnover rate for the last two fiscal years is shown in the table below.

Fund	2008	2007
Growth Fund	41%	41%
Aggressive Growth Fund	45%	64%
Small Cap Growth Fund	219%	38%

MANAGEMENT

The Directors and officers of The Needham Funds, Inc., their addresses, ages, positions with The Needham Funds, Inc., term of office and length of time served, principal occupations during the past five years, the number of portfolios overseen by each of them and other directorships held by each of them are set forth below.  The Directors are responsible for the overall supervision of the Funds and its affairs, as well as evaluating the Adviser, consistent with their duties as directors under the corporate laws of the State of Maryland and have approved contracts, as described above, under which certain companies provide essential management services to the Funds.

Name, Address and Age	Position with Registrant	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director/Officer	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director/Officer
Interested Director

George A. Needham* 445 Park Avenue New York, NY 10022 Age: 66	President, Chairman and Director	Indefinite; since 1996	Three

Chairman of the Board and Chief Executive Officer of The Needham Group, Inc. and Needham Holdings, LLC since December 2004. Chairman of the Board and Chief Executive Officer of Needham Asset Management, LLC since April 2006. Chairman of the Board from 1996 to December 2004 and Chief Executive Officer from 1985 to December 2004 of Needham & Company, LLC.

Independent Directors

John W. Larson 445 Park Avenue New York, NY 10022 Age: 73	Director	Indefinite; since 2006	Three

Partner at the law firm of Morgan, Lewis & Bockius LLP since 2003. Partner at the law firm of Brobeck, Phleger & Harrison LLP from 1969 until retiring in January 2003. From July 1971 to September 1973 worked in government service as Assistant Secretary of the United States Department of the Interior and Counselor to George P. Schultz, Chairman of the Cost of Living Council. Director of Wage Works, Inc. (an employee benefits company) since 2000. Director of MBA Polymers, Inc. (a plastics recycling company) since 1999. Director of Sangamo BioSciences, Inc. since 1996.

James P. Poitras 445 Park Avenue New York, NY 10022 Age: 67	Director	Indefinite; since 1996	Three

Currently retired. Director (since 2000) and Chairman (since 2001) of Kyma Technologies, Inc. (a specialty materials semiconductor company). Founder, Chairman, President and Chief Executive Officer of Integrated Silicon Systems (a computer software company) from 1985 to 1995.

F. Randall Smith 445 Park Avenue New York, NY 10022 Age: 70	Director	Indefinite; since 1996	Three

Founder and President of Capital Counsel LLC (a registered investment adviser) since September 1999. Co-Founder and Chief Investment Officer of Train, Smith Counsel (a registered investment adviser) from 1975 to August 1999.

*                                         An “interested person”, as defined in the 1940 Act, of the Funds or the Funds’ investment adviser.  Mr. Needham is deemed to be an interested person because of his affiliation with the Funds’ Adviser and the Funds’ Distributor.  Mr. Needham may be deemed to be an “affiliated person” of the Adviser and of the Distributor.

Name, Address and Age	Position with Registrant	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director/Officer	Principal Occupation(s) During Past 5 Years
Officers

Bernard Lirola 445 Park Avenue New York, NY 10022 Age: 57	Executive Vice President and Portfolio Manager of Needham Growth Fund and Needham Aggressive Growth Fund	One year: Since 2008	Two

Portfolio Manager of Needham Asset Management, LLC since 2008; Co-Head of Health Care, Co-Head of Investment Banking and member of the Operating Committee at Needham & Company, Inc. (predecessor to The Needham Group, Inc.) from 1994 to 2007.

Chris Retzler 445 Park Avenue New York, NY 10022 Age: 37	Executive Vice President and Portfolio Manager of Needham Growth Fund and Needham Small Cap Growth Fund	One year: Since 2008	Two

Portfolio Manager of Needham Asset Management, LLC since 2008, Vice President of Needham Asset Management, LLC since 2005. Head of Winterkorn, a healthcare manufacturing and distribution company, from 2002 to 2005.

Glen W. Albanese 445 Park Avenue New York, NY 10022 Age: 37	Treasurer and Secretary	One-year; since 1998	Three

Chief Financial Officer of The Needham Group, Inc. and Needham Holdings, LLC since December 2004. Chief Financial Officer and Managing Director of Needham Asset Management, LLC since April 2006 and of Needham & Company, LLC since January 2000.

James M. Abbruzzese 445 Park Avenue New York, NY 10022 Age: 39	Chief Compliance Officer	One-year; since 2004	Three	Chief Compliance Officer of Needham Asset Management, LLC since April 2006 and Chief Compliance Officer and Managing Director of Needham & Company, LLC since July 1998.

The Board of Directors has established an Audit Committee, comprised of the Independent Directors of The Needham Funds, Inc., which met two times during the fiscal year.  The Audit Committee operates under a written charter approved by the Board of Directors and reviews the audits of the Funds and recommends a firm to serve as independent registered public accounting firm of the Funds, among other things.

The Board of Directors has established a Valuation Committee, which is composed of representatives of the Adviser, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board of Directors.  The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available.  The Valuation Committee’s determinations are reviewed by the Board.  The Valuation Committee meets periodically, as necessary, and did not meet during the fiscal year ended December 31, 2008.

Share Ownership

The following table shows the dollar range of each Director’s “beneficial ownership” of the equity securities of the Funds and the aggregate dollar range of each Director’s “beneficial ownership” interest in all series of The Needham Funds, Inc. overseen by the Director as of December 31, 2008.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Interested Director
George A. Needham	Over $100,000 (Needham Growth Fund)	Over $100,000
Over $100,000 (Needham Aggressive Growth Fund)
$50,001 - $100,000 (Needham Small Cap Growth Fund)

Independent Directors

John W. Larson	Over $100,000 (Needham Growth Fund)	Over $100,000
None (Needham Aggressive Growth Fund and Needham Small Cap Growth Fund)
James P. Poitras	Over $100,000 (Needham Growth Fund)	Over $100,000
$10,001 - $50,000 (Needham Aggressive Growth Fund)
$10,001 - $50,000 (Needham Small Cap Growth Fund)
F. Randall Smith	None	[None]

No director, who is not an “interested person” of any Fund, is the beneficial owner, either directly or indirectly, or the record owner of any securities of the Adviser, Needham & Company, LLC or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or Needham & Company, LLC.

Remuneration

The fees for Independent Directors, $12,000 per year and $500 for each Board and Audit Committee meeting attended in person or by telephone, are paid by The Needham Funds, Inc.

The officers of the Funds and the Registrant receive no compensation from The Needham Funds, Inc. for the performance of any duties with respect to the Funds or the Registrant.  For the fiscal year ended December 31, 2008, the Directors earned the following compensation from The Needham Funds, Inc.:

Director	Aggregate Compensation from Registrant	Total Compensation from Registrant & Fund Complex
Interested Director
George A. Needham	$0	$0
Independent Directors
John W. Larson	$15,000	$15,000
James P. Poitras	$15,000	$15,000

Director	Aggregate Compensation from Registrant	Total Compensation from Registrant & Fund Complex
F. Randall Smith	$15,000	$15,000

Proxy and Corporate Action Voting Policies and Procedures

The Funds have adopted Proxy and Corporate Action Voting Policies and Procedures that govern the voting of proxies for securities held by the Funds.  The Board of Directors has delegated to the Adviser full authority to vote proxies or act with respect to other shareholder actions on behalf of each Fund.  The Adviser’s primary consideration in voting proxies is the best interest of each Fund.  The proxy voting procedures address the resolution of potential conflicts of interest and circumstances under which the Adviser will limit its role in voting proxies.  The proxy voting guidelines describe the Adviser’s general position on proposals.  The Adviser will generally vote for board approved proposals but will vote on a case-by-cases basis on board approved proposals relating to significant corporate transactions.  The Adviser will vote on a case-by-case basis on all shareholder proposals.  The Adviser will vote proxies of foreign issuers in accordance with the guidelines with a view toward enhancing corporate governance.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available on the SEC’s website at www.sec.gov, on the Funds’ website at www.needhamfunds.com, by contacting the Funds’ administrator, Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-625-7071.

Codes of Ethics

The Board of Directors has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1, each of which have been approved by the Board of Directors in accordance with standards set forth under the 1940 Act.  Directors and employees of The Needham Funds, Inc., the Adviser and the Distributor are permitted to engage in personal securities transactions subject to the restrictions and procedures contained in the codes of ethics which were adopted by the Boards of Directors of The Needham Funds, Inc., the Adviser and the Distributor, as applicable, pursuant to federal securities laws.  Each code of ethics is filed as an exhibit to the Funds’ Registration Statement and available to the public.

PURCHASE AND REDEMPTION OF SHARES

Information relating to the purchase and redemption of shares of the Funds is located in the Prospectus.

NET ASSET VALUE

Generally, the net asset value per share of each Fund will be determined on each day when the New York Stock Exchange (the “Exchange”) is open for business at the close of the Exchange (usually 4:00 p.m.) and will be computed by determining the aggregate market value of all assets of each Fund less its liabilities, and then dividing that number by the total number of shares of that Fund outstanding.  The determination of net asset value for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received before the close of trading on the Exchange on that day.  Shares of the Funds are sold at the public offering price which is determined once each day the Funds are open for business and is the net asset value per share.  Each Fund may change the time at which the price of its shares is determined if the Exchange closes at a different time or an emergency or other extraordinary situation exists.

Portfolio securities positions for which market quotations are readily available are stated at the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable.  Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices.  Foreign market closing prices are translated into U.S. dollar values at the mean of the bid and asked prices for the particular foreign currency as quoted on the valuation date.  The value of a financial futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued.  A settlement price may not be used if the market makes a limit move with respect to the financial futures contract.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors of The Needham Funds, Inc. as the primary market.

Short-term investments denominated in U.S. dollars that will mature in 60 days or less are stated at amortized cost; short-term investments denominated in foreign currencies are stated at amortized cost as determined in the foreign currency, translated to U.S. dollars at the current day’s exchange rate.  All other securities for which market prices are not “readily available” are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors. The Fund’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board.  When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.  The assets of each Fund may also be valued on the basis of valuations provided by pricing services approved by the Board of Directors of The Needham Funds, Inc.

Generally, trading in foreign securities and futures contracts, as well as corporate bonds, U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of the Exchange.  The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times.  Foreign currency exchange rates are also generally determined prior to the close of the Exchange.  Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund’s net asset value.  If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as described in the preceding paragraph.

TAX-SHELTERED RETIREMENT PLANS

Certain tax-sheltered retirement plans are available through which shares may be purchased, including IRAs (and “rollovers” from existing retirement plans) for individuals and their spouses, SEP-IRAs and Roth IRAs.  Shares of the Funds may also be purchased by Qualified Retirement Plans, such as profit-sharing and money purchase plans, 401(k) Plans and other Defined Contribution Plans and by Defined Benefit Plans.  Persons who wish to establish a tax-sheltered retirement plan should consult their own tax advisers or attorneys regarding their eligibility to do so and the laws applicable thereto, such as the fiduciary responsibility provisions and diversification requirements and the reporting and disclosure obligations under the Employee Retirement Income Security Act of 1974.  The Funds are not responsible for compliance with such laws.  Further information regarding the retirement plans, including applications and fee schedules, may be obtained upon request to the Funds.

TAXES

Taxation of the Funds — In General

Each Fund intends to remain qualified each year as a “regulated investment company” under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the “Code”) so long as to do so is in the best interests of its shareholders.  To so qualify, each Fund, among other things, must (i) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) pursuant to Section 851(b)(3) of the Code (a) at the close of each quarter of the taxable year, have at least 50% of the value of the Fund’s assets represented by cash, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (b) not have more than 25% of the value of its assets invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

In addition, each Fund must satisfy the distribution requirements of the Code, including the requirement that it distribute at least 90% of its “investment company taxable income” annually.  By qualifying as a regulated investment company, the Funds will not be subject to Federal income tax on their investment company taxable income and net capital gain that it distributes to shareholders.  However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividend income to the extent of the Fund’s current or accumulated earnings or profits.

Each Fund will be liable for a non-deductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement.  To avoid the tax, during each calendar year each Fund must distribute (i) at least 98% of its ordinary income realized during such calendar year, (ii) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) any income or gain from the prior year that was neither distributed to shareholders nor taxed to the Fund for such year.  The Funds intend to make sufficient distributions to avoid this 4% excise tax.

As long as each Fund qualifies as a regulated investment company for U.S. Federal income tax purposes and distributes all of its investment company taxable income and net capital gain, it will not be subject to any corporate tax in the State of Maryland and generally will also not be liable for New York State income taxes, other than a nominal corporation franchise tax (as adjusted by the applicable New York State surtaxes).

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss.  A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried.  If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  Additionally, any future capital gains offset by carried forward capital losses would generally be treated as ordinary dividends (rather than capital gain dividends) to shareholders.  Accordingly, the Funds do not expect to distribute such capital gains.  The Funds cannot carry back or carry forward any net operating losses.

Any losses incurred in the taxable year subsequent to October 31 will be deferred to the next taxable year and used to reduce subsequent year distributions.  As of December 31, 2008, each of the following Funds had the following capital loss carry-forwards for federal income tax purposes which will expire in the following years:

Fund Name	2016	Total
Growth Fund	$1,987,648	$1,987,648
Aggressive Growth Fund	$—	$—
Small Cap Growth Fund	$—	$—

Taxation of the Funds’ Investments

Ordinarily, gains and losses realized from portfolio transactions are treated as capital gains or losses.  However, all or a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code.  In addition, all or a portion of the gain realized from the disposition of market discount bonds is treated as ordinary income under Section 1276 of the Code.  Generally, a market discount bond is defined as any bond bought by a Fund after its original issuance at a price below its principal amount.  In addition, all or a portion of the gain realized from engaging in “conversion transactions” is treated as ordinary income under Section 1258 of the Code.  “Conversion transactions” are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in applicable Treasury regulations.  Also, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.

Under Section 1256 of the Code, any gain or loss a Fund realizes from certain futures or forward contracts and options transactions is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss.  Absent an election to the contrary, gain or loss arises upon exercise or lapse of such contracts and options as well as from closing transactions.  In addition, any such contracts or options remaining unexercised at the end of the Fund’s taxable year are treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts (including certain foreign currency forward contracts or options) may constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property.  The tax treatment of “straddles” is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 1256 and 988 of the Code.  If a Fund was treated as entering into “straddles” by reason of its engaging in certain forward contracts or options transactions, such “straddles” generally would be characterized as “mixed straddles” if the forward contracts or options transactions comprising a part of such “straddles” were governed by Section 1256 of the Code.  However, a Fund may make one or more elections with respect to “mixed straddles.” Depending on which election is made, if any, the results to that Fund may differ.  If no election is made, to the extent the “straddle” rules apply to positions established by that Fund, losses realized by that Fund will be deferred to the extent of unrealized gain in the offsetting position.  Moreover, as a result of the “straddle” rules, short-term capital losses on “straddle” positions may be recharacterized as long-term capital losses, and long-term capital gains may be treated as short-term capital gains or ordinary income.

If a Fund makes a “constructive sale” of an “appreciated financial position,” the Fund will recognize gain but not loss as if the position were sold at fair market value on the date of such constructive sale.  Constructive sales include short sales of substantially identical property, offsetting notional principal contracts with respect to substantially identical property and futures and forward contracts to deliver substantially identical property.  However, transactions that otherwise would be treated as constructive sales are disregarded if closed within 30 days after the close of the taxable year and that Fund holds the position and does not hedge such position for 60 days thereafter.  In addition, to the extent provided in regulations (which have not yet been promulgated), a constructive sale also occurs if a taxpayer enters into one or more other transactions (or acquires one or more positions) that have “substantially the same effect” as the transactions described above.  Appreciated financial positions include positions with respect to stock, certain debt instruments or partnership interests if gain would be recognized on a disposition at fair market value.  If the constructive sale rules apply, adjustments are made to the basis and holding period of the affected financial position, and a Fund would recognize gain but would not have cash available to make distributions.  Accordingly, the gain realized under the constructive sale provisions would impact the amount of distributions required by that Fund so as to avoid the imposition of the 4% excise tax.

The Funds may invest in non-U.S. corporations that could be classified as “passive foreign investment companies” as defined for federal income tax purposes.  For federal income tax purposes, such an investment may, among other things, cause the Funds to recognize income or gain without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would otherwise have been treated as capital gain.

Taxation of the Shareholders

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss generally are taxable as ordinary income to shareholders.  A Fund may also make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, a non-corporate shareholder’s net capital gains will be taxed at a maximum rate of 15% for assets held by a Fund for more than one year.  A Fund will provide information relating to the portions of any net capital gain distribution that may be treated by non-corporate shareholders as eligible for the maximum long-term capital gains rate.  Such treatment would apply regardless of the length of time the shares of that Fund have been held by such shareholders.  Distributions of net investment income and net capital gains are taxable as described above whether received in cash or reinvested in additional shares.

Under current law, “qualified dividend income” received by noncorporate shareholders from certain domestic and foreign corporations may be taxed at the same rates as long-term capital gains.  Because the Funds intend to invest in common stocks, a portion of the ordinary income dividends paid by the Funds should be eligible for this reduced rate, provided the Funds satisfy certain requirements including holding period limitations.  A shareholder would also have to satisfy a 61-day holding period with respect to any distribution of qualifying dividends in order to obtain the benefit of the lower rate.  This beneficial treatment of “qualified dividend income” is currently scheduled to expire for tax years beginning after December 31, 2010.

Dividends from domestic corporations may comprise some portion of a Fund’s gross income.  To the extent that such dividends constitute a portion of a Fund’s gross income, a portion of the income distributions received by corporations from a Fund may be eligible for the 70% deduction for dividends received.  Taxable corporate shareholders will be informed of the portion of dividends which so qualify.  Receipt of dividends that qualify for the dividends-received deduction may result in the reduction of a corporate shareholder’s tax basis in its shares by the untaxed portion of such dividends if they are treated as “extraordinary dividends” under Section 1059 of the Code.  The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under Federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days (91 days for preferred stock) during the 90-day period (180-day period for preferred stock) beginning on the date which is 45 days (90 days for preferred stock) before the ex-dividend date (for this purpose, holding periods are reduced for periods where the risk of loss with respect to shares is diminished).  The same restrictions apply to a Fund with respect to its ownership of the dividend-paying stock.  In addition, the deducted amount is included in the calculation of the Federal alternative minimum tax, if any, applicable to such corporate shareholders.  In contrast, distributions of net capital gains are not eligible for the dividends-received deduction for corporate shareholders.

Distributions by a Fund result in a reduction in the net asset value of that Fund’s shares.  Should a distribution reduce the net asset value below a shareholder’s tax basis, such distribution nevertheless is taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution.  The price of shares purchased at that time includes the amount of any forthcoming distribution.  Those investors purchasing shares just prior to a distribution receive a return of investment upon such distribution which is nevertheless taxable to them.

A redemption of Fund shares by a shareholder generally will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and his tax basis in his Fund shares.  Generally, such gain or loss is treated as a capital gain or loss if the shares are held as capital assets.  In the case of a non-corporate shareholder, if such shares were held for more than one year at the time of disposition, such gain will be long-term capital gain and if such shares were held for one year or less at the time of disposition, such gain will be short-term capital gain and will be taxed at the applicable ordinary income tax rate.  In addition, any loss realized upon a taxable disposition of shares within six months from the date of their purchase is treated as a long-term capital loss to the extent of long-term capital gain distributions received from a Fund during such six-month period.  Finally, all or a portion of any loss realized upon a taxable disposition of a Fund’s shares may be disallowed if other shares of the same Fund are purchased (including a purchase by automatic reinvestment) within 30 days before or after such disposition.  In such a case, the tax basis of the shares acquired is adjusted to reflect the disallowed loss.

Taxation of a shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (a “Foreign Shareholder”), as defined in the Code, depends, in part, on whether the Foreign Shareholder’s income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by the Foreign Shareholder, Fund distributions other than net capital gain distributions and distributions not out of earnings and profits generally are subject to a 30% (or lower treaty rate) U.S. withholding tax.  Net capital gain distributions to, and capital gains realized by, such a Foreign Shareholder upon the sale of shares or receipt of distributions which are in excess of its tax basis and not made from earnings and profits are not subject to U.S. federal income tax unless (i) such capital gains are effectively connected with a U.S. trade or business carried on by such shareholder or (ii) the Foreign Shareholder is an individual and is present in the U.S. for 183 days or more during the taxable year in which the gain was realized, and certain other conditions are satisfied.  A Foreign Shareholder will be required to satisfy certification requirements in order to claim treaty benefits or otherwise claim a reduction of or exemption from withholding under the foregoing rules.  These requirements will require identification of the Foreign Shareholder and must be made under penalties of perjury. A Foreign Shareholder that is eligible for a reduced rate of U.S. withholding tax pursuant to a tax treaty may obtain a refund of any excess amounts withheld by filing an appropriate claim for refund with the IRS.

If dividends or distributions from a Fund are effectively connected with a U.S. trade or business carried on by the Foreign Shareholder, then Fund distributions and any gains realized with respect to the shares are subject to U.S. federal income tax at the rates applicable to U.S. citizens or residents or domestic corporations, as appropriate.  Foreign Shareholders that are corporations may also be subject to an additional “branch profits tax” with respect to income from a Fund that is effectively connected with a U.S. trade or business.  The value of shares held by an individual Foreign Shareholder, even though he is a nonresident at his death, is includible in his gross estate for U.S. Federal estate tax purposes.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described above. Such shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Foreign Shareholders are advised to consult their own tax advisers with respect to (i) whether their income from a Fund is or is not effectively connected with a U.S. trade or business carried on by them, (ii) whether they may claim the benefits of an applicable tax treaty, and (iii) any other tax consequences to them of an investment in that Fund.

Federal regulations generally require a Fund to withhold (“backup withholding”) and remit to the U.S. Treasury 28% of dividends, distributions from net realized securities gains and the proceeds of any redemption paid to shareholders, regardless of the extent to which gain or loss may be realized, if (i) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number, (ii) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  Any amounts withheld may be credited against the shareholder’s federal income tax liability.  The Funds must also report annually to the IRS and to each shareholder (other than a Foreign Shareholder) the amount of ordinary income dividends, capital gain dividends or redemption proceeds paid to such shareholder and the amount, if any, of tax withheld pursuant to the backup withholding rules with respect to such amounts.  In the case of a Foreign Shareholder, the Funds must report to the IRS and such shareholder the amount of ordinary income dividends, capital gain dividends or redemption proceeds paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld with respect to such amounts.  This information may also be made available to the tax authorities in the Foreign Shareholder’s country of residence.

The foregoing discussion is a general summary of certain of the current federal income tax laws affecting the Funds and investors in the shares.  This summary is based on the provisions of the Code, final, temporary and proposed U.S. Treasury Regulations promulgated thereunder, and administrative and judicial interpretations thereof, all as in effect on the date hereof, and all of which are subject to change, possibly with retroactive effect.  Accordingly, shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations, as well as the effects of state, local and foreign tax law.  Foreign Shareholders should also consult their tax advisers with respect to the applicability of a 30% withholding tax (which may be reduced or eliminated under certain income tax treaties) upon Fund distributions of ordinary income.

ORGANIZATION AND CAPITALIZATION

General

The Needham Funds, Inc. was incorporated in Maryland on October 12, 1995 and is registered with the Securities and Exchange Commission under the 1940 Act as an open-end management investment company.  The business and affairs of The Needham Funds, Inc. are managed under the direction of its Board of Directors.  The Needham Funds, Inc. is an affiliate of Needham & Company, LLC, which is wholly-owned by Needham Holdings, LLC (which in turn is wholly-owned by the parent holding company, The Needham Group, Inc.).

The authorized capital stock of The Needham Funds, Inc. consists of one billion shares of common stock having a par value of one-tenth of one cent ($.001) per share.  The Board of Directors of The Needham Funds, Inc. is authorized to divide the unissued shares into separate classes and series of stock, each series representing a separate, additional investment portfolio.  The Needham Funds, Inc. is currently comprised of three portfolios, Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund, each of which is designated as a separate series of stock.  Each share of any class or series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued.  Fractional shares shall be entitled to fractional votes.

There are no conversion or preemptive rights in connection with any shares of the Funds.  All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.  Shares are redeemable at net asset value, at the option of the investor.  In the event of liquidation of a particular series, the shareholders of the series being liquidated shall be entitled to receive the excess of the assets belonging to that series over the liabilities belonging to that series.  The holders of any shares of any series shall not be entitled thereby to any distribution upon liquidation of any other series.

Each share of the Funds shall have equal voting rights with every other share of every other series of The Needham Funds, Inc. and all shares of all such series shall vote as a single group except where a separate vote of any class or series is required by the 1940 Act, the laws of the State of Maryland, the Articles of Incorporation of The Needham Funds, Inc. or as the Board of Directors of The Needham Funds, Inc. may determine in its sole discretion.

Maryland law does not require annual meetings of shareholders, except under certain specified circumstances, and it is anticipated that shareholder meetings will be held only when required by Federal or Maryland law.  Shareholders do have the right under the Articles of Incorporation to call a vote for the removal of directors.  The Needham Funds, Inc. will be required to call a special meeting of shareholders in accordance with the requirements of the 1940 Act.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

As of March 31, 2009, to the knowledge of management, the following persons held of record or beneficially owned 5% or more of the Growth Fund’s outstanding common stock:

Name and Address	Percent Held	Nature of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	27.25%	Record

National Financial Services Corp 200 Liberty St New York, NY 10281	22.55%	Record

Fidelity Investment Institutional 100 Magellan Way Covington, KY 41015	5.86%	Record

As of March 31, 2009, to the knowledge of management, the following persons held of record or beneficially owned 5% or more of the Aggressive Growth Fund’s outstanding common stock:

Name and Address	Percent Held	Nature of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	26.02%	Record

George A Needham 79 E 79th Street New York, NY 10075	13.41%	Beneficial

National Financial Services Corp 200 Liberty St New York, NY 10281	9.94%	Record

Richard W Barrett Elaine E Barrett For the Barrett Foundation DTD 11/30/1987 PO Box 1701 Boulder, CO 80306	6.49%	Beneficial

Name and Address	Percent Held	Nature of Ownership

Leo J Pricher Shelly & John Reinhold Irrev Tr U A DTD 2 1 1975 1925 Century Park E Fl 17 C/O Pricher Nichols & Meeks Los Angeles, CA 90067	5.35%	Beneficial

Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.19%	Record

As of March 31, 2009, to the knowledge of management, the following persons held of record or beneficially owned 5% or more of the Small Cap Growth Fund’s outstanding common stock:

Name and Address	Percent Held	Nature of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	43.73%	Record

National Financial Services Corp 200 Liberty St New York, NY 10281	10.65%	Record

Fidelity Investment Institutional 100 Magellan Way Covington, KY 41015	5.83%	Record

As of March 31, 2009, the Directors and officers of The Needham Funds, Inc. as a group owned approximately 1% of the outstanding shares of the Growth Fund, approximately 23% of the outstanding shares of the Aggressive Growth Fund and approximately 13% of the outstanding shares of the Small Cap Growth Fund.

FINANCIAL STATEMENTS

The financial statements of each of the Funds for the fiscal year ended December 31, 2008, appearing in the Funds’ Annual Report to Shareholders, have been audited by Ernst & Young LLP and are incorporated by reference herein.  A copy of the Funds’ Annual Report may be obtained without charge from Citi by calling 1-800-625-7071.

PART C: OTHER INFORMATION

POST-EFFECTIVE AMENDMENT NO. 21

ITEM 28.                                               Exhibits

(a)(1)                    Articles of Incorporation of Registrant, as filed with the Maryland Secretary of State on October 12, 1995, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement as filed with the SEC via EDGAR SEC Accession No. 0001104659-06-028954 on April 28, 2006 (“Post-Effective Amendment No. 18”).

(a)(2)                    Articles Supplementary of Registrant creating Needham Aggressive Growth Fund are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement with the SEC via EDGAR Accession No. 0001135428-01-500066 on June 15, 2001.

(a)(3)                    Articles Supplementary of Registrant creating Needham Small Cap Growth Fund are incorporated herein by reference to 1(b) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement with the SEC via EDGAR Accession No. 000950123-02-002287 on March 8, 2002.

(b)                                 Amended and Restated By-laws of Registrant, as approved by the Board of Directors on April 21, 2005, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 18.

(c)                                  Not applicable.

(d)(1)                   Restated Investment Advisory Agreement between Registrant and Needham Investment Management L.L.C., dated October 21, 2004, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 18.

(d)(2)                   Fee Waiver Agreement between the Registrant and Needham Investment Management L.L.C., dated October 20, 2005, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 18.

(d)(3)                   Fee Waiver Agreement between the Registrant and Needham Investment Management L.L.C., dated March 25, 2009, is filed herewith.

(e)                                  Distribution and Services Agreement between Registrant and Needham & Company, LLC is filed herewith.

(f)                                    Not applicable.

(g)(1)                   Custody Agreement between Registrant and Custodial Trust Company, dated May 27, 2005, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 18.

(g)(2)                   Special Custody Account Agreement (Short Sales) among Custodial Trust Company and Registrant on behalf of Needham Growth Fund and Bear, Stearns Securities Corp., dated May

27, 2005, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 18.

(g)(3)                   Special Custody Account Agreement (Short Sales) among Custodial Trust Company and Registrant on behalf of Needham Aggressive Growth Fund and Bear, Stearns Securities Corp., dated May 27, 2005, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 18.

(g)(4)                   Special Custody Account Agreement (Short Sales) among Custodial Trust Company and Registrant on behalf of Needham Small Cap Growth Fund and Bear, Stearns Securities Corp., dated May 27, 2005, is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 18.

(h)(1)                   Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc., dated May 27, 2005, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 18.

(h)(2)                   Master Repurchase Agreement between Registrant and Bear, Stearns & Co., Inc., dated May 27, 2005, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 18.

(h)(3)                   Master Securities Loan Agreement between Registrant and Bear, Stearns & Co, Inc., dated May 27, 2005, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 18.

(h)(4)                   Amendment No. 1 to the Master Services Agreement between Registrant and Citi Fund Services Ohio, Inc., dated January 17, 2008, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 20.

(i)                                     Opinion of Counsel as to Legality of Securities Being Registered is filed herewith.

(j)                                     Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm, is filed herewith.

(k)                                  Not applicable.

(l)                                     Initial Subscription Agreement between Registrant and Needham Investment Management L.L.C., dated December, 1995, is incorporated herein by reference to Exhibit (l) of Post-Effective Amendment No. 18.

(m)(1)                 Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, as approved by the Board of Directors on October 20, 2005, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 18.

(m)(2)                 Form of Services Agreement, as approved by the Board of Directors on October 20, 2005, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 18.

(n)                                 Not applicable.

(o)                                 Not applicable.

(p)(1)                   Code of Ethics of the Registrant and Needham & Company LLC, as approved by the Board of Directors on October 18, 2007, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement as filed with the SEC via EDGAR SEC Accession No. 0001104659-07-032607 on April 27, 2007 (“Post-Effective Amendment No. 19”).

(p)(2)                   Code of Ethics of Needham Investment Management L.L.C., as approved by the Board of Directors on October 18, 2007, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 19.

ITEM 29.                                               Persons Controlled by or Under Common Control with Registrant:

The Needham Funds, Inc. and Needham Investment Management L.L.C., a Delaware limited liability company, may be deemed to be under the common control of Needham & Company, LLC, a Delaware limited liability company.  George A. Needham may be deemed to be a control person of Needham & Company, LLC based upon his position as an officer, director and/or stockholder of that entity or a controlling entity.

ITEM 30.                                               Indemnification:

Section 2-418 of the General Corporation Law of the State of Maryland, the state in which The Needham Funds, Inc. was organized, empowers a corporation, subject to certain limitations, to indemnify its directors, officers, employees and agents against expenses (including attorneys’ fees, judgments, penalties, fines and settlements) actually and reasonably incurred by them in connection with any suit or proceeding to which they are a party so long as they acted in good faith or without active and deliberate dishonesty, or they received no actual improper personal benefit in money, property or services, if, with respect to any criminal proceeding, so long as they had no reasonable cause to believe their conduct to have been unlawful.

Article X of the Bylaws of The Needham Funds, Inc. provides for indemnification.

The directors and officers of The Needham Funds, Inc. are insured against losses arising from any claim against them as such for wrongful acts or omissions, subject to certain limitations.

The Needham Funds, Inc. will comply with applicable indemnification requirements as set forth in releases under the 1940 Act.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of The Needham Funds, Inc., pursuant to the foregoing provisions, or otherwise, The Needham Funds, Inc. is aware that the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by The Needham Funds, Inc. of expenses incurred or paid by a director, officer or controlling person of The Needham Funds, Inc. in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, The Needham Funds, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.                                               Business and Other Connections of Investment Adviser:

The investment adviser to the Fund is Needham Investment Management L.L.C., 445 Park Avenue, New York, New York 10022, a registered investment adviser under the Investment Advisers Act of 1940.  Additional information regarding the Adviser is included in its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-50449).

The following information is provided with respect to each executive officer of the Adviser:

George A. Needham, President of the Adviser and The Needham Funds, Inc. (since April 2005), and Chairman of the Board of The Needham Funds, Inc., 445 Park Avenue, New York, New York.

Bernard Lirola, Executive Vice President of the Adviser and a Managing Director of Needham & Company, LLC, 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

Christopher Retzler, Executive Vice President of the Adviser and a Managing Director of Needham & Company, LLC, 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

Glen W. Albanese, Chief Financial Officer of the Adviser, Treasurer and Secretary of The Needham Funds, Inc., and a Managing Director and Chief Financial Officer of Needham & Company, LLC, 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

James Abbruzzese, Chief Compliance Officer of the Adviser, Chief Compliance Officer of The Needham Funds, Inc. (since September 2004), and a Managing Director and Chief Compliance Officer of Needham & Company, LLC, 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

Each executive officer has served in the above capacities, unless otherwise noted, for at least the last two fiscal years.

ITEM 32.                                               Principal Underwriter:

(a)                                  Needham & Company, LLC serves as the distributor for each series of the Registrant.  Currently, the Registrant has three series: the Growth Fund, the Aggressive Growth Fund and the Small Cap Growth Fund.

(b)                                 Officers and Directors

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
John J. Prior, Jr.	President and Chief Executive Officer	None
Andrew J. Malik	Chairman	None
Edgar F. Heizer, Jr.	Director	None
Joseph H. Reich	Director	None
Eugene R. White	Director	None
Glen W. Albanese	Managing Director and Chief Financial Officer	Treasurer and Secretary
James Abbruzzese	Managing Director and Chief Compliance Officer	Chief Compliance Officer
Jim Apostolides	Managing Director	None
Rodolfo E. Balseiro	Managing Director	None
Charles V. Baltic	Managing Director	None
Peter E. Bennett	Managing Director	None
Laura Black	Managing Director	None
Nathaniel Q. Bolton	Managing Director	None
Richard H. Davis	Managing Director	None
Richard L. deNey	Managing Director	None
Samir S. Desai	Managing Director	None
Katina J. Dorton	Managing Director	None
Christopher M. Dowd	Managing Director	None
Sean C. Dwyer	Managing Director	None
Craig M. Gilkes	Managing Director	None
Raymond H. Godfrey	Managing Director	None
Carl C. Hamann	Managing Director	None
Sean K. Hanley	Managing Director	None
Glenn Hanus	Managing Director	None
Jack J. Iacovone	Managing Director	None
Chad W. Keck	Managing Director	None
Michael Jason Kelley	Managing Director	None
James P. King	Managing Director	None
Richard J. Kugele	Managing Director	None
Theodor J. Kundtz	Managing Director	None
John Lazo	Managing Director	None
Stephan A. Leccese	Managing Director	None
Charles W. Lehner	Managing Director	None
A. Churchill Lewis	Managing Director	None
Thomas A. Maloney	Managing Director	None
Sean P. McGowan	Managing Director	None
Robert F. McLaughlin	Managing Director	None
Mark Monane	Managing Director	None

John O’Brien	Managing Director	None
Ross C. Peet	Managing Director	None
J. Daniel Plants	Managing Director	None
James A. Ricchiuti	Managing Director	None
Thomas Schwartz	Managing Director	None
Nicole A. Serini	Managing Director	None
Pamela Stone	Managing Director	None
John C. Thompson	Managing Director	None
David K. Townes	Managing Director	None
Joseph J. Turano	Managing Director	None
Richard F. Valera	Managing Director	None
Elliot H. Wilbur	Managing Director	None

The principal business address for all such persons is 445 Park Avenue, New York, New York 10022.

(c)                                  Not applicable.

ITEM 33.                                               Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s custodians:

Custodial Trust Company

101 Carnegie Center

Princeton, New Jersey 08540

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:

Citi Fund Services, Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

Citi Fund Services, Ohio, Inc.

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser:

Needham Investment Management L.L.C.

445 Park Avenue

New York, New York 10022

ITEM 34.	Management Services:	None

ITEM 35.	Undertakings:	None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 29th day of April, 2009.

THE NEEDHAM FUNDS, INC.

By	/s/ George A. Needham
George A. Needham
Chairman and President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ George A. Needham
George A. Needham	Director, Chairman and President (Principal Executive Officer)	April 29, 2009

/s/ John W. Larson
John W. Larson	Director	April 29, 2009

/s/ James P. Poitras
James P. Poitras	Director	April 29, 2009

/s/ F Randall Smith
F Randall Smith	Director	April 29, 2009

/s/ Glen W. Albanese
Glen W. Albanese	Treasurer and Secretary (Principal Financial and Accounting Officer)	April 29, 2009

Exhibit Index

(d)(3)	Fee Waiver Agreement dated 3/25/09
(e)(4)	Distribution and Services Agreement
(i)	Opinion of Counsel as to Legality of Securities Being Registered
(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm